Schedule of Investments
Principal Active High Yield ETF
March 31, 2024 (unaudited)
See accompanying notes.
BONDS - 87 .07%
Principal
Amount Value
Aerospace & Defense - 1 .34% — —
Bombardier, Inc.
7.25%, 07/01/2031
(a)
$ 290,000 $ 290,590
7.50%, 02/01/2029
(a)
820,000 844,382
8.75%, 11/15/2030
(a)
1,072,000 1,144,656
$ 2,279,628
Airlines - 0 .05%
United Airlines Pass-Through Trust , Series 2016-
1 , Class B
3.65%, 07/07/2027 86,529 82,325
Auto Parts & Equipment - 2 .05%
Dana, Inc.
4.25%, 09/01/2030 1,735,000 1,533,113
Phinia, Inc.
6.75%, 04/15/2029
(a)
115,000 116,109
Tenneco, Inc.
8.00%, 11/17/2028
(a)
2,010,000 1,834,001
$ 3,483,223
Banks - 2 .90%
Barclays PLC
(5-year Treasury Constant Maturity Rate +
5.43%),
8.00%, 03/15/2029
(b),(c)
2,416,000 2,411,021
JPMorgan Chase & Co. , Series HH
(3-month Term Secured Overnight Financing
Rate + 3.13%),
4.60%, 02/01/2025
(b),(c)
2,556,000 2,512,838
$ 4,923,859
Building Materials - 2 .89%
AmeriTex HoldCo Intermediate LLC
10.25%, 10/15/2028
(a)
2,283,000 2,451,157
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028
(a)
2,518,000 2,460,985
$ 4,912,142
Chemicals - 4 .47%
Consolidated Energy Finance SA
5.63%, 10/15/2028
(a)
1,625,000 1,363,764
12.00%, 02/15/2031
(a)
815,000 851,153
Kobe U.S. Midco 2, Inc.
9.25%, PIK 10.00%, 11/01/2026
(a),(d)
2,218,650 1,891,399
Olympus Water U.S. Holding Corp.
6.25%, 10/01/2029
(a),(e)
2,730,000 2,498,760
Tronox, Inc.
4.63%, 03/15/2029
(a)
1,107,000 992,908
$ 7,597,984
Commercial Services - 3 .36%
Albion Financing 1 SARL/Aggreko Holdings,
Inc.
6.13%, 10/15/2026
(a)
1,394,000 1,381,263
Garda World Security Corp.
6.00%, 06/01/2029
(a)
1,116,000 998,869
9.50%, 11/01/2027
(a)
1,449,000 1,452,486
WASH Multifamily Acquisition, Inc.
5.75%, 04/15/2026
(a)
1,921,000 1,877,532
$ 5,710,150
Computers - 2 .62%
McAfee Corp.
7.38%, 02/15/2030
(a)
575,000 527,302
NCR Atleos Corp.
9.50%, 04/01/2029
(a)
1,505,000 1,609,761
Seagate HDD Cayman
5.75%, 12/01/2034 880,000 860,834
9.63%, 12/01/2032 1,284,119 1,462,994
$ 4,460,891
Distribution & Wholesale - 0 .97%
Verde Purchaser LLC
10.50%, 11/30/2030
(a)
1,566,000 1,648,823
BONDS (continued)
Principal
Amount Value
Diversified Financial Services - 7 .39%
AerCap Holdings NV
(5-year Treasury Constant Maturity Rate +
4.54%),
5.88%, 10/10/2079
(c)
$ 2,410,000 $ 2,392,726
Credit Acceptance Corp.
9.25%, 12/15/2028
(a)
2,313,000 2,487,819
Global Aircraft Leasing Co. Ltd.
6.50%, PIK 7.25%, 09/15/2024
(a),(d)
2,544,562 2,420,205
Macquarie Airfinance Holdings Ltd.
8.13%, 03/30/2029
(a)
1,295,000 1,369,620
8.38%, 05/01/2028
(a)
1,363,000 1,444,734
OneMain Finance Corp.
3.50%, 01/15/2027 180,000 167,094
4.00%, 09/15/2030 2,254,000 1,929,077
6.63%, 01/15/2028 344,000 345,105
$ 12,556,380
Electric - 4 .23%
Clearway Energy Operating LLC
3.75%, 02/15/2031
(a)
2,611,000 2,240,995
GenOn Energy, Inc.
0.00%, 10/15/2020
(f),(g),(h)
3,100,000 —
NextEra Energy Operating Partners LP
7.25%, 01/15/2029
(a)
785,000 803,183
NRG Energy, Inc.
3.63%, 02/15/2031
(a)
1,339,000 1,155,500
3.88%, 02/15/2032
(a)
161,000 137,967
(5-year Treasury Constant Maturity Rate +
5.92%),
10.25%, 03/15/2028
(a),(b),(c)
327,000 350,776
Vistra Corp.
(5-year Treasury Constant Maturity Rate +
5.74%),
7.00%, 12/15/2026
(a),(b),(c)
997,000 987,175
Vistra Operations Co. LLC
4.38%, 05/01/2029
(a)
1,641,000 1,520,197
$ 7,195,793
Electronics - 0 .85%
Sensata Technologies, Inc.
3.75%, 02/15/2031
(a)
1,664,000 1,439,363
Entertainment - 7 .71%
Boyne USA, Inc.
4.75%, 05/15/2029
(a)
1,980,000 1,835,405
Caesars Entertainment, Inc.
6.50%, 02/15/2032
(a)
2,387,000 2,408,020
CCM Merger, Inc.
6.38%, 05/01/2026
(a)
2,243,000 2,240,920
Churchill Downs, Inc.
5.75%, 04/01/2030
(a)
2,431,000 2,346,648
Cinemark USA, Inc.
5.25%, 07/15/2028
(a),(e)
1,931,000 1,827,987
Lions Gate Capital Holdings LLC
5.50%, 04/15/2029
(a)
1,959,000 1,498,707
Wynn Resorts Finance LLC/Wynn Resorts
Capital Corp.
7.13%, 02/15/2031
(a)
912,000 943,825
$ 13,101,512
Food - 2 .65%
Chobani LLC/Chobani Finance Corp., Inc.
7.63%, 07/01/2029
(a)
2,059,000 2,087,312
Fiesta Purchaser, Inc.
7.88%, 03/01/2031
(a)
390,000 402,753
Pilgrim's Pride Corp.
3.50%, 03/01/2032 2,073,000 1,756,909
4.25%, 04/15/2031 277,000 249,699
$ 4,496,673
Forest Products & Paper - 0 .44%
Mercer International, Inc.
5.13%, 02/01/2029 774,000 680,325

Schedule of Investments
Principal Active High Yield ETF
March 31, 2024 (unaudited)
See accompanying notes.
BONDS (continued)
Principal
Amount Value
Forest Products & Paper (continued)
Mercer International, Inc. (continued)
12.88%, 10/01/2028
(a)
$ 55,000 $ 60,088
$ 740,413
Healthcare - Services - 2 .55%
Acadia Healthcare Co., Inc.
5.00%, 04/15/2029
(a)
2,516,000 2,390,697
Tenet Healthcare Corp.
6.13%, 06/15/2030 1,943,000 1,938,543
$ 4,329,240
Home Builders - 2 .24%
Adams Homes, Inc.
9.25%, 10/15/2028
(a)
1,541,000 1,598,721
Forestar Group, Inc.
3.85%, 05/15/2026
(a)
362,000 345,707
5.00%, 03/01/2028
(a)
1,929,000 1,854,748
$ 3,799,176
Household Products & Wares - 0 .99%
Kronos Acquisition Holdings, Inc./KIK Custom
Products, Inc.
5.00%, 12/31/2026
(a)
540,000 529,341
7.00%, 12/31/2027
(a)
1,170,000 1,162,232
$ 1,691,573
Insurance - 1 .16%
Acrisure LLC/Acrisure Finance, Inc.
6.00%, 08/01/2029
(a)
2,146,000 1,968,051
Investment Companies - 2 .52%
Compass Group Diversified Holdings LLC
5.25%, 04/15/2029
(a)
2,147,000 2,039,934
Icahn Enterprises LP/Icahn Enterprises Finance
Corp.
4.38%, 02/01/2029 2,640,000 2,250,845
$ 4,290,779
Iron & Steel - 1 .02%
TMS International Corp.
6.25%, 04/15/2029
(a)
1,901,000 1,735,120
Lodging - 0 .48%
Wynn Macau Ltd.
5.63%, 08/26/2028
(a)
868,000 822,713
Machinery - Diversified - 1 .27%
Maxim Crane Works Holdings Capital LLC
11.50%, 09/01/2028
(a)
1,991,000 2,158,642
Media - 3 .94%
CSC Holdings LLC
4.50%, 11/15/2031
(a)
1,199,000 848,852
Directv Financing LLC
8.88%, 02/01/2030
(a)
128,000 127,691
Directv Financing LLC/Directv Financing Co.-
Obligor, Inc.
5.88%, 08/15/2027
(a)
2,230,000 2,109,661
DISH DBS Corp.
5.13%, 06/01/2029 278,000 115,950
5.25%, 12/01/2026
(a)
13,284 10,460
7.38%, 07/01/2028 1,166,000 561,344
DISH Network Corp.
11.75%, 11/15/2027
(a)
1,640,000 1,674,327
Scripps Escrow II, Inc.
5.38%, 01/15/2031
(a)
704,000 433,148
Sunrise HoldCo IV BV
5.50%, 01/15/2028
(a)
844,000 810,338
$ 6,691,771
Mining - 1 .38%
Taseko Mines Ltd.
7.00%, 02/15/2026
(a)
2,331,000 2,340,536
Oil & Gas - 5 .25%
Aethon United BR LP/Aethon United Finance
Corp.
8.25%, 02/15/2026
(a)
1,904,000 1,925,970
Civitas Resources, Inc.
8.63%, 11/01/2030
(a)
1,499,000 1,609,592
BONDS (continued)
Principal
Amount Value
Oil & Gas (continued)
Comstock Resources, Inc.
5.88%, 01/15/2030
(a)
$ 2,325,000 $ 2,105,539
Diamond Foreign Asset Co./Diamond Finance
LLC
8.50%, 10/01/2030
(a)
1,566,000 1,652,769
Vital Energy, Inc.
9.75%, 10/15/2030 1,483,000 1,621,732
$ 8,915,602
Oil & Gas Services - 1 .33%
Archrock Partners LP/Archrock Partners Finance
Corp.
6.25%, 04/01/2028
(a)
1,643,000 1,625,646
Kodiak Gas Services LLC
7.25%, 02/15/2029
(a)
630,000 641,710
$ 2,267,356
Packaging & Containers - 1 .40%
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/2029
(a)
203,000 202,837
8.75%, 04/15/2030
(a)
725,000 712,341
LABL, Inc.
5.88%, 11/01/2028
(a)
404,000 371,520
8.25%, 11/01/2029
(a),(e)
673,000 574,315
9.50%, 11/01/2028
(a)
518,000 523,985
$ 2,384,998
Pharmaceuticals - 3 .78%
AdaptHealth LLC
5.13%, 03/01/2030
(a)
2,064,000 1,800,089
BellRing Brands, Inc.
7.00%, 03/15/2030
(a)
1,581,000 1,628,575
Jazz Securities DAC
4.38%, 01/15/2029
(a)
2,273,000 2,117,385
Owens & Minor, Inc.
4.50%, 03/31/2029
(a),(e)
955,000 874,479
$ 6,420,528
Pipelines - 4 .86%
DT Midstream, Inc.
4.13%, 06/15/2029
(a)
1,796,000 1,651,120
Genesis Energy LP/Genesis Energy Finance
Corp.
8.25%, 01/15/2029 1,607,000 1,649,740
Hess Midstream Operations LP
4.25%, 02/15/2030
(a)
2,208,000 2,028,948
NGL Energy Operating LLC/NGL Energy
Finance Corp.
8.13%, 02/15/2029
(a)
350,000 358,464
8.38%, 02/15/2032
(a)
930,000 953,349
Venture Global LNG, Inc.
8.38%, 06/01/2031
(a)
143,000 147,471
9.50%, 02/01/2029
(a)
1,365,000 1,471,283
$ 8,260,375
REITs - 2 .80%
CBL & Associates LP
0.00%, 12/15/2026
(f),(g),(h)
6,000,000 —
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/2026
(a)
1,175,000 1,106,738
3.75%, 09/15/2030
(a)
550,000 461,944
8.00%, 06/15/2027
(a)
364,000 379,543
Ladder Capital Finance Holdings LLLP/Ladder
Capital Finance Corp.
4.75%, 06/15/2029
(a)
3,091,000 2,809,809
$ 4,758,034
Retail - 3 .28%
Bath & Body Works, Inc.
5.25%, 02/01/2028 344,000 336,895
6.63%, 10/01/2030
(a)
567,000 579,190
6.75%, 07/01/2036 297,000 299,974
9.38%, 07/01/2025
(a)
30,000 31,302

Schedule of Investments
Principal Active High Yield ETF
March 31, 2024 (unaudited)
See accompanying notes.
BONDS (continued)
Principal
Amount Value
Retail (continued)
Fertitta Entertainment LLC/Fertitta
Entertainment Finance Co., Inc.
4.63%, 01/15/2029
(a)
$ 995,000 $ 912,391
6.75%, 01/15/2030
(a)
731,000 656,374
LSF9 Atlantis Holdings LLC/Victra Finance
Corp.
7.75%, 02/15/2026
(a)
2,062,000 2,043,414
Park River Holdings, Inc.
5.63%, 02/01/2029
(a)
840,000 714,197
$ 5,573,737
Software - 0 .96%
Cloud Software Group, Inc.
6.50%, 03/31/2029
(a)
1,715,000 1,627,469
Telecommunications - 0 .96%
Frontier Communications Holdings LLC
8.63%, 03/15/2031
(a)
1,305,000 1,332,834
Level 3 Financing, Inc.
10.50%, 05/15/2030
(a)
295,000 301,638
$ 1,634,472
Transportation - 0 .98%
Watco Cos. LLC/Watco Finance Corp.
6.50%, 06/15/2027
(a)
1,681,000 1,661,522
TOTAL BONDS a $ 147,960,853
SENIOR FLOATING RATE INTERESTS
- 5 .63%
Principal
Amount Value
Airlines - 2 .30% – —
American Airlines, Inc., Series 2021 Term Loan
(3-month Term Secured Overnight Financing
Rate + 4.75%),
10.33%, 04/20/2028 $ 1,151,750 $ 1,194,780
United Airlines, Inc., Series 2024 Term Loan B
(3-month Term Secured Overnight Financing
Rate + 2.75%),
8.08%, 02/15/2031 1,147,273 1,147,089
WestJet Loyalty LP, Series Term Loan B
(3-month Term Secured Overnight Financing
Rate + 3.75%),
9.06%, 02/14/2031 1,560,000 1,558,705
$ 3,900,574
Auto Parts & Equipment - 0 .13%
Tenneco, Inc., Series 2022 Term Loan B
(3-month Term Secured Overnight Financing
Rate + 5.00%),
10.42%-10.45%, 11/17/2028 225,000 211,349
Food - 1 .21%
Fiesta Purchaser, Inc., Series 2024 Term Loan B
(3-month Term Secured Overnight Financing
Rate + 4.00%),
9.32%, 02/12/2031 2,055,000 2,057,281
Forest Products & Paper - 0 .65%
Spectrum Group Buyer, Inc., Series 2022 Term
Loan B
(3-month Term Secured Overnight Financing
Rate + 6.50%),
11.81%, 05/19/2028 1,359,456 1,107,956
Healthcare - Services - 0 .81%
Star Parent, Inc., Series Term Loan B
(3-month Term Secured Overnight Financing
Rate + 4.00%),
9.31%, 09/27/2030 1,385,000 1,375,651
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount Value
Mining - 0 .53%
Arsenal AIC Parent LLC
(1-month Term Secured Overnight Financing
Rate + 4.50%),
9.83%, 08/18/2030 $ 902,738 $ 904,769
TOTAL SENIOR FLOATING RATE
INTERESTS a $ 9,557,580
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 0 .90%
Principal
Amount Value
U.S. Treasury - 0 .90% – –
3.50%, 04/30/2028 $ 1,583,200 $ 1,535,766
TOTAL U.S. GOVERNMENT &
GOVERNMENT AGENCY OBLIGATIONS a $ 1,535,766
INVESTMENT COMPANIES - 8 .25 % Shares Held Value
Money Market Funds - 8 .25% - —
Principal Government Money Market Fund,
Class R-6 5.22%
(i),(j),(k)
3,552,910 $ 3,552,910
State Street Institutional U.S. Government
Money Market Fund, Premier Class 5.26%
(i)
10,471,192 10,471,192
TOTAL INVESTMENT COMPANIES a $ 14,024,102
Total Investments $ 173,078,301
Other Assets and Liabilities - (1.85%) (3,145,350)
TOTAL NET ASSETS - 100.00% $ 169,932,951
(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $122,801,770 or 72.26% of net assets.
(b)
Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(c)
Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(d)
Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(e)
Security or a portion of the security was on loan. At the end of the period, the value of these securities totaled $3,490,041 or 2.05% of net assets.
(f)
Security is defaulted.
(g)
Non-income producing security.
(h)
The value of these investments was determined using significant unobservable inputs, in good faith by the Advisor, under procedures established and periodically reviewed by the Board of Trustees.
(i)
1-day yield shown as of period end.
(j)
Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(k)
Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $3,552,910 or 2.09% of net assets.
Portfolio Summary
Sector Percent
Consumer, Cyclical 19.21%
Financial 16.77%
Consumer, Non-cyclical 15.35%
Energy 11.44%
Industrial 8.73%
Basic Materials 8.49%
Money Market Funds 8.25%
Communications 4.90%
Utilities 4.23%
Technology 3.58%
Government 0.90%
Other Assets and Liabilities (1.85)%
TOTAL NET ASSETS 100.00%

Schedule of Investments
Principal Active High Yield ETF
March 31, 2024 (unaudited)
See accompanying notes.
Affiliated Securities
June 30, 2023
Value
Purchases
Cost
Sales
Proceeds
March 31, 2024
Value
Principal Government Money Market Fund, Class R-6 5.22% $ 3,219,013 $ 20,679,700 $ 20,345,803 $ 3,552,910
$ 3,219,013 $ 20,679,700 $ 20,345,803 $ 3,552,910
a
a Income
(a)
Realized
Gain/(Loss) on
Investments
Realized Gain
from
Capital Gain
Distributions
Change in
Unrealized
Gain/(Loss)
Principal Government Money Market Fund, Class R-6 5.22% $ — $ — $ — $ —
$ — $ — $ — $ —
(a)
Amount excludes earnings from securities lending collateral.

Schedule of Investments
Principal Focused Blue Chip ETF
March 31, 2024 (unaudited)
See accompanying notes.
COMMON STOCKS - 99 .92 % Shares Held Value
Aerospace & Defense - 4 .71% - —
TransDigm Group, Inc. 1,456 $ 1,793,210
Commercial Services - 5 .31%
CoStar Group, Inc.
(a)
13,779 1,331,051
Moody's Corp. 1,761 692,126
$ 2,023,177
Distribution & Wholesale - 2 .25%
Copart, Inc.
(a)
14,773 855,652
Diversified Financial Services - 13 .90%
Charles Schwab Corp. 12,260 886,888
Mastercard, Inc., Class A 5,702 2,745,912
Visa, Inc., Class A 5,956 1,662,201
$ 5,295,001
Healthcare - Products - 4 .43%
Danaher Corp. 6,765 1,689,356
Insurance - 4 .70%
Progressive Corp. 8,667 1,792,509
Internet - 24 .43%
Alphabet, Inc., Class C
(a)
27,780 4,229,783
Amazon.com, Inc.
(a)
25,000 4,509,500
Netflix, Inc.
(a)
933 566,639
$ 9,305,922
Lodging - 2 .90%
Hilton Worldwide Holdings, Inc. 5,184 1,105,799
Pharmaceuticals - 1 .42%
Zoetis, Inc. 3,205 542,318
Private Equity - 4 .60%
Brookfield Corp., Class A 41,821 1,751,045
REITs - 2 .82%
American Tower Corp. 5,437 1,074,297
Retail - 2 .27%
O'Reilly Automotive, Inc.
(a)
766 864,722
COMMON STOCKS (continued) Shares Held Value
Software - 23 .34%
Adobe, Inc.
(a)
2,555 $ 1,289,253
Intuit, Inc. 2,060 1,339,000
Microsoft Corp. 12,526 5,269,938
Roper Technologies, Inc. 1,776 996,052
$ 8,894,243
Transportation - 2 .84%
Union Pacific Corp. 4,394 1,080,616
TOTAL COMMON STOCKS a $ 38,067,867
INVESTMENT COMPANIES - 0 .01 % Shares Held Value
Money Market Funds - 0 .01% - —
State Street Institutional U.S. Government
Money Market Fund, Premier Class 5.26%
(b)
5,611 $ 5,611
TOTAL INVESTMENT COMPANIES a $ 5,611
Total Investments $ 38,073,478
Other Assets and Liabilities - 0.07% 25,219
TOTAL NET ASSETS - 100.00% $ 38,098,697
(a)
Non-income producing security.
(b)
1-day yield shown as of period end.
Portfolio Summary
Sector Percent
Financial 26.02%
Communications 24.43%
Technology 23.34%
Consumer, Non-cyclical 11.16%
Industrial 7.55%
Consumer, Cyclical 7.42%
Money Market Funds 0.01%
Other Assets and Liabilities 0.07%
TOTAL NET ASSETS 100.00%
Affiliated Securities
June 30, 2023
Value
Purchases
Cost
Sales
Proceeds
March 31, 2024
Value
Principal Government Money Market Fund, Class R-6 5.22% $ — $ 142,950 $ 142,950 $ —
$ — $ 142,950 $ 142,950 $ —
a
a Income
(a)
Realized
Gain/(Loss) on
Investments
Realized Gain
from
Capital Gain
Distributions
Change in
Unrealized
Gain/(Loss)
Principal Government Money Market Fund, Class R-6 5.22% $ — $ — $ — $ —
$ — $ — $ — $ —
(a)
Amount excludes earnings from securities lending collateral.

Schedule of Investments
Principal Healthcare Innovators ETF
March 31, 2024 (unaudited)
See accompanying notes.
COMMON STOCKS - 99 .79 % Shares Held Value
Biotechnology - 62 .58% - —
2seventy bio, Inc.
(a)
8,462 $ 45,272
4D Molecular Therapeutics, Inc.
(a)
4,739 150,985
Aadi Bioscience, Inc.
(a)
5,352 12,524
ACADIA Pharmaceuticals, Inc.
(a)
18,537 342,749
Adicet Bio, Inc.
(a)
8,568 20,135
ADMA Biologics, Inc.
(a)
30,964 204,362
Aerovate Therapeutics, Inc.
(a)
3,989 117,955
Agenus, Inc.
(a)
44,794 25,981
Akero Therapeutics, Inc.
(a)
5,494 138,778
Allogene Therapeutics, Inc.
(a)
19,685 87,992
Allovir, Inc.
(a)
14,327 10,815
Alnylam Pharmaceuticals, Inc.
(a)
7,218 1,078,730
Amicus Therapeutics, Inc.
(a)
32,450 382,261
AnaptysBio, Inc.
(a)
4,135 93,120
Anavex Life Sciences Corp.
(a)
11,574 58,912
ANI Pharmaceuticals, Inc.
(a)
2,530 174,899
Apellis Pharmaceuticals, Inc.
(a)
12,457 732,222
Arbutus Biopharma Corp.
(a)
25,400 65,532
Arcellx, Inc.
(a)
5,747 399,704
Arcturus Therapeutics Holdings, Inc.
(a)
3,773 127,414
Arcus Biosciences, Inc.
(a)
9,072 171,279
Arcutis Biotherapeutics, Inc.
(a)
8,492 84,156
Arrowhead Pharmaceuticals, Inc.
(a)
12,354 353,324
Atara Biotherapeutics, Inc.
(a)
16,865 11,704
Atea Pharmaceuticals, Inc.
(a)
16,386 66,199
Aurinia Pharmaceuticals, Inc.
(a)
17,062 85,481
Avidity Biosciences, Inc.
(a)
9,136 233,151
Axsome Therapeutics, Inc.
(a)
4,982 397,564
Beam Therapeutics, Inc.
(a)
8,533 281,930
BioCryst Pharmaceuticals, Inc.
(a)
23,519 119,477
Biohaven Ltd.
(a)
9,084 496,804
Bio-Rad Laboratories, Inc., Class A
(a)
3,146 1,088,107
Bluebird Bio, Inc.
(a),(b)
17,159 21,964
Blueprint Medicines Corp.
(a)
6,906 655,103
Bridgebio Pharma, Inc.
(a)
19,301 596,787
C4 Therapeutics, Inc.
(a),(b)
13,238 108,155
Cara Therapeutics, Inc.
(a)
9,986 9,087
Caribou Biosciences, Inc.
(a)
12,418 63,829
Cassava Sciences, Inc.
(a),(b)
5,556 112,731
Celldex Therapeutics, Inc.
(a)
5,733 240,614
Cerevel Therapeutics Holdings, Inc.
(a)
17,604 744,121
Chinook Therapeutics, Inc.
(a),(c)
9,493 3,797
Cogent Biosciences, Inc.
(a)
9,477 63,685
Crinetics Pharmaceuticals, Inc.
(a)
7,203 337,172
Cullinan Oncology, Inc.
(a)
6,456 110,010
Cytokinetics, Inc.
(a)
10,792 756,627
Day One Biopharmaceuticals, Inc.
(a)
9,741 160,921
Deciphera Pharmaceuticals, Inc.
(a)
9,858 155,066
Denali Therapeutics, Inc.
(a)
15,561 319,312
Design Therapeutics, Inc.
(a)
9,227 37,185
Dyne Therapeutics, Inc.
(a)
8,308 235,864
Edgewise Therapeutics, Inc.
(a)
10,183 185,738
Editas Medicine, Inc.
(a)
10,552 78,296
Emergent BioSolutions, Inc.
(a)
7,870 19,911
Erasca, Inc.
(a)
25,478 52,485
Esperion Therapeutics, Inc.
(a)
29,151 78,125
Evolus, Inc.
(a)
8,774 122,836
Fate Therapeutics, Inc.
(a)
14,375 105,513
FibroGen, Inc.
(a)
11,293 26,539
Geron Corp.
(a)
63,900 210,870
Gossamer Bio, Inc.
(a)
29,935 35,323
Ideaya Biosciences, Inc.
(a)
6,906 303,035
IGM Biosciences, Inc.
(a),(b)
5,265 50,807
Illumina, Inc.
(a)
6,635 911,118
ImmunityBio, Inc.
(a),(b)
56,126 301,397
Immunovant, Inc.
(a)
15,532 501,839
Inhibrx, Inc.
(a)
5,871 205,250
Inovio Pharmaceuticals, Inc.
(a)
4,938 68,539
Insmed, Inc.
(a)
15,931 432,208
Intellia Therapeutics, Inc.
(a)
10,055 276,613
COMMON STOCKS (continued) Shares Held Value
Biotechnology (continued)
Intra-Cellular Therapies, Inc.
(a)
10,537 $ 729,160
Ionis Pharmaceuticals, Inc.
(a)
15,890 688,832
Iovance Biotherapeutics, Inc.
(a)
28,431 421,347
Karyopharm Therapeutics, Inc.
(a)
17,929 27,073
Keros Therapeutics, Inc.
(a)
3,612 239,114
Kezar Life Sciences, Inc.
(a)
14,867 13,404
Kiniksa Pharmaceuticals Ltd., Class A
(a)
5,889 116,190
Kodiak Sciences, Inc.
(a)
10,735 56,466
Krystal Biotech, Inc.
(a)
3,053 543,220
Kymera Therapeutics, Inc.
(a)
6,617 266,003
Ligand Pharmaceuticals, Inc.
(a)
2,155 157,531
Liquidia Corp.
(a)
10,675 157,456
MacroGenics, Inc.
(a)
10,366 152,588
Mersana Therapeutics, Inc.
(a)
17,670 79,162
Mineralys Therapeutics, Inc.
(a)
6,002 77,486
Mural Oncology PLC
(a)
1,661 8,122
Myriad Genetics, Inc.
(a)
9,799 208,915
Nektar Therapeutics
(a)
50,456 47,136
NGM Biopharmaceuticals, Inc.
(a)
15,170 24,120
Nkarta, Inc.
(a)
10,734 116,035
Novavax, Inc.
(a),(b)
11,877 56,772
Nurix Therapeutics, Inc.
(a)
7,517 110,500
Nuvalent, Inc., Class A
(a)
6,208 466,159
Phathom Pharmaceuticals, Inc.
(a)
6,953 73,841
Praxis Precision Medicines, Inc.
(a)
1,970 120,209
Precigen, Inc.
(a)
46,946 68,072
Prime Medicine, Inc.
(a)
12,314 86,198
Prothena Corp. PLC
(a)
6,064 150,205
PTC Therapeutics, Inc.
(a)
8,315 241,883
RAPT Therapeutics, Inc.
(a)
4,826 43,338
Recursion Pharmaceuticals, Inc., Class A
(a),(b)
24,092 240,197
REGENXBIO, Inc.
(a)
5,998 126,378
Relay Therapeutics, Inc.
(a)
14,959 124,160
Replimune Group, Inc.
(a)
7,347 60,025
REVOLUTION Medicines, Inc.
(a)
12,205 393,367
Rigel Pharmaceuticals, Inc.
(a)
39,688 58,738
Rocket Pharmaceuticals, Inc.
(a)
9,854 265,467
Sage Therapeutics, Inc.
(a)
6,896 129,231
Sana Biotechnology, Inc.
(a)
25,357 253,570
Sangamo Therapeutics, Inc.
(a)
35,597 23,857
Sarepta Therapeutics, Inc.
(a)
9,547 1,235,955
Scilex Holding Co.
(a)
10,078 16,024
Seer, Inc.
(a)
11,819 22,456
SpringWorks Therapeutics, Inc.
(a)
7,738 380,864
Stoke Therapeutics, Inc.
(a)
7,250 97,875
Sutro Biopharma, Inc.
(a)
11,598 65,529
Syndax Pharmaceuticals, Inc.
(a)
8,505 202,419
TG Therapeutics, Inc.
(a)
16,730 254,463
Theravance Biopharma, Inc.
(a),(b)
9,160 82,165
Travere Therapeutics, Inc.
(a)
8,996 69,359
Ultragenyx Pharmaceutical, Inc.
(a)
8,080 377,255
Ventyx Biosciences, Inc.
(a)
6,888 37,884
Vera Therapeutics, Inc.
(a)
8,499 366,477
Veracyte, Inc.
(a)
8,802 195,052
Vericel Corp.
(a)
5,885 306,138
Verve Therapeutics, Inc.
(a)
8,128 107,940
Vir Biotechnology, Inc.
(a)
15,192 153,895
Viridian Therapeutics, Inc.
(a)
5,445 95,342
Xencor, Inc.
(a)
7,290 161,328
Zentalis Pharmaceuticals, Inc.
(a)
7,566 119,240
$ 27,927,177
Chemicals - 0 .10%
Codexis, Inc.
(a)
12,992 45,342
Healthcare - Products - 22 .57%
10X Genomics, Inc., Class A
(a)
10,803 405,437
Adaptive Biotechnologies Corp.
(a)
18,281 58,682
Alphatec Holdings, Inc.
(a)
13,592 187,434
AngioDynamics, Inc.
(a)
6,975 40,943
Artivion, Inc.
(a)
6,071 128,462
AtriCure, Inc.
(a)
5,574 169,561

Schedule of Investments
Principal Healthcare Innovators ETF
March 31, 2024 (unaudited)
See accompanying notes.
COMMON STOCKS (continued) Shares Held Value
Healthcare - Products (continued)
Axogen, Inc.
(a)
7,442 $ 60,057
Axonics, Inc.
(a)
5,743 396,095
Azenta, Inc.
(a)
7,950 479,226
BioLife Solutions, Inc.
(a)
5,874 108,963
Bionano Genomics, Inc.
(a)
5,950 6,604
Butterfly Network, Inc.
(a),(b)
27,115 29,284
CareDx, Inc.
(a)
8,739 92,546
Cerus Corp.
(a)
28,590 54,035
Cutera, Inc.
(a)
2,703 3,973
Exact Sciences Corp.
(a)
19,311 1,333,618
Glaukos Corp.
(a)
5,616 529,533
ICU Medical, Inc.
(a)
2,694 289,120
Inari Medical, Inc.
(a)
6,151 295,125
Inogen, Inc.
(a)
4,514 36,428
Inotiv, Inc.
(a),(b)
7,469 81,711
Inspire Medical Systems, Inc.
(a)
3,180 683,032
iRhythm Technologies, Inc.
(a)
3,397 394,052
MaxCyte, Inc.
(a)
16,156 67,694
MiMedx Group, Inc.
(a)
19,157 147,509
Natera, Inc.
(a)
12,505 1,143,707
Nevro Corp.
(a)
4,571 66,005
Novocure Ltd.
(a)
11,615 181,542
OmniAb, Inc.
(a)
19,080 103,414
OmniAb, Inc., Earnout Shares
(a)
977 —
OmniAb, Inc., Earnout Shares
(a)
977 —
Orthofix Medical, Inc.
(a)
5,038 73,152
OrthoPediatrics Corp.
(a)
2,978 86,838
Pacific Biosciences of California, Inc.
(a)
28,630 107,363
Paragon 28, Inc.
(a)
10,476 129,379
PROCEPT BioRobotics Corp.
(a)
5,486 271,118
Pulmonx Corp.
(a)
5,731 53,126
Quanterix Corp.
(a)
5,998 141,313
Quantum-Si, Inc.
(a),(b)
29,252 57,626
RxSight, Inc.
(a)
5,073 261,665
SI-BONE, Inc.
(a)
4,868 79,689
Silk Road Medical, Inc.
(a)
4,561 83,558
Surmodics, Inc.
(a)
2,596 76,167
Tactile Systems Technology, Inc.
(a)
3,758 61,067
Tandem Diabetes Care, Inc.
(a)
7,836 277,473
TransMedics Group, Inc.
(a)
3,715 274,687
Treace Medical Concepts, Inc.
(a)
7,217 94,182
Twist Bioscience Corp.
(a)
7,957 273,005
Zimvie, Inc.
(a)
5,925 97,703
$ 10,072,903
Healthcare - Services - 0 .21%
Nano-X Imaging Ltd.
(a),(b)
9,581 93,606
Pharmaceuticals - 14 .05%
AbCellera Biologics, Inc.
(a),(b)
34,204 154,944
Aclaris Therapeutics, Inc.
(a)
8,922 11,063
Agios Pharmaceuticals, Inc.
(a)
7,034 205,674
Alector, Inc.
(a)
12,786 76,972
Alkermes PLC
(a)
18,350 496,734
Amneal Pharmaceuticals, Inc.
(a)
32,292 195,690
Amylyx Pharmaceuticals, Inc.
(a)
7,836 22,254
Anika Therapeutics, Inc.
(a)
2,482 63,043
Arvinas, Inc.
(a)
6,582 271,705
Bioxcel Therapeutics, Inc.
(a)
3,777 10,651
Coherus Biosciences, Inc.
(a)
10,390 24,832
Collegium Pharmaceutical, Inc.
(a)
4,762 184,861
Elanco Animal Health, Inc.
(a)
54,828 892,600
Enanta Pharmaceuticals, Inc.
(a)
2,938 51,297
COMMON STOCKS (continued) Shares Held Value
Pharmaceuticals (continued)
Fulcrum Therapeutics, Inc.
(a)
16,233 $ 153,239
Heron Therapeutics, Inc.
(a)
22,233 61,585
KalVista Pharmaceuticals, Inc.
(a)
6,622 78,537
Kura Oncology, Inc.
(a)
9,668 206,218
Lyell Immunopharma, Inc.
(a)
37,936 84,597
Madrigal Pharmaceuticals, Inc.
(a)
2,013 537,552
MannKind Corp.
(a)
34,089 154,423
Mirum Pharmaceuticals, Inc.
(a)
4,999 125,575
Morphic Holding, Inc.
(a)
4,786 168,467
Ocugen, Inc.
(a),(b)
59,354 97,341
Ocular Therapeutix, Inc.
(a)
12,337 112,267
Perrigo Co. PLC 15,067 485,007
PMV Pharmaceuticals, Inc.
(a)
9,331 15,863
Protagonist Therapeutics, Inc.
(a)
7,074 204,651
Revance Therapeutics, Inc.
(a)
9,117 44,856
Senseonics Holdings, Inc.
(a)
92,985 49,384
Seres Therapeutics, Inc.
(a)
14,929 11,557
SIGA Technologies, Inc. 12,178 104,244
Vaxcyte, Inc.
(a)
10,328 705,506
Xeris Biopharma Holdings, Inc.
(a)
25,454 56,253
Y-mAbs Therapeutics, Inc.
(a)
9,130 148,454
$ 6,267,896
Software - 0 .03%
Outset Medical, Inc.
(a)
5,920 13,142
Transportation - 0 .25%
CryoPort, Inc.
(a)
6,307 111,634
TOTAL COMMON STOCKS a $ 44,531,700
INVESTMENT COMPANIES - 2 .72 % Shares Held Value
Money Market Funds - 2 .72% - —
Principal Government Money Market Fund,
Class R-6 5.22%
(d),(e),(f)
1,121,063 $ 1,121,063
State Street Institutional U.S. Government
Money Market Fund, Premier Class 5.26%
(d)
91,027 91,027
TOTAL INVESTMENT COMPANIES a $ 1,212,090
Total Investments $ 45,743,790
Other Assets and Liabilities - (2.51%) (1,119,149)
TOTAL NET ASSETS - 100.00% $ 44,624,641
(a)
Non-income producing security.
(b)
Security or a portion of the security was on loan. At the end of the period, the value of these securities totaled $1,020,394 or 2.29% of net assets.
(c)
The value of these investments was determined using significant unobservable inputs, in good faith by the Advisor, under procedures established and periodically reviewed by the Board of Trustees.
(d)
1-day yield shown as of period end.
(e)
Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(f)
Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,121,063 or 2.51% of net assets.
Portfolio Summary
Sector Percent
Consumer, Non-cyclical 99.41%
Money Market Funds 2.72%
Industrial 0.25%
Basic Materials 0.10%
Technology 0.03%
Other Assets and Liabilities (2.51)%
TOTAL NET ASSETS 100.00%

Schedule of Investments
Principal Healthcare Innovators ETF
March 31, 2024 (unaudited)
See accompanying notes.
Affiliated Securities
June 30, 2023
Value
Purchases
Cost
Sales
Proceeds
March 31, 2024
Value
Principal Government Money Market Fund, Class R-6 5.22% $ 1,429,219 $ 13,490,886 $ 13,799,042 $ 1,121,063
$ 1,429,219 $ 13,490,886 $ 13,799,042 $ 1,121,063
a
a Income
(a)
Realized
Gain/(Loss) on
Investments
Realized Gain
from
Capital Gain
Distributions
Change in
Unrealized
Gain/(Loss)
Principal Government Money Market Fund, Class R-6 5.22% $ — $ — $ — $ —
$ — $ — $ — $ —
(a)
Amount excludes earnings from securities lending collateral.

Schedule of Investments
Principal Investment Grade Corporate Active ETF
March 31, 2024 (unaudited)
See accompanying notes.
BONDS - 98 .65%
Principal
Amount Value
Aerospace & Defense - 4 .75% — —
BAE Systems PLC
5.00%, 03/26/2027
(a)
$ 340,000 $ 339,309
Boeing Co.
2.20%, 02/04/2026 500,000 468,099
3.25%, 02/01/2028 654,000 601,699
5.71%, 05/01/2040 571,000 546,528
L3Harris Technologies, Inc.
5.05%, 06/01/2029 150,000 149,521
Lockheed Martin Corp.
5.70%, 11/15/2054 284,000 302,668
RTX Corp.
4.13%, 11/16/2028 1,088,000 1,052,404
6.10%, 03/15/2034 203,000 216,963
$ 3,677,191
Agriculture - 0 .46%
BAT Capital Corp.
5.83%, 02/20/2031 200,000 201,716
6.00%, 02/20/2034 155,000 156,945
$ 358,661
Airlines - 1 .28%
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.75%, 10/20/2028
(a)
1,011,262 989,072
Auto Manufacturers - 2 .46%
Cummins, Inc.
5.45%, 02/20/2054 150,000 153,354
Ford Motor Credit Co. LLC
5.80%, 03/08/2029 375,000 376,492
Hyundai Capital America
5.25%, 01/08/2027
(a)
320,000 319,713
5.40%, 01/08/2031
(a)
254,000 255,009
6.50%, 01/16/2029
(a)
521,000 546,588
Toyota Motor Credit Corp.
4.80%, 01/05/2034 258,000 253,815
$ 1,904,971
Banks - 22 .25%
AIB Group PLC
(6-month Secured Overnight Financing Rate
+ 1.91%),
5.87%, 03/28/2035
(a),(b)
425,000 426,191
Bank of America Corp.
(6-month Secured Overnight Financing Rate
+ 1.65%),
5.47%, 01/23/2035
(b)
2,677,000 2,694,449
Bank of New York Mellon Corp. , Series J
(6-month Secured Overnight Financing Rate
+ 1.61%),
4.97%, 04/26/2034
(b)
714,000 700,900
BNP Paribas SA
(6-month Secured Overnight Financing Rate
+ 1.59%),
5.50%, 05/20/2030
(a),(b)
390,000 390,852
Citigroup, Inc.
(6-month Secured Overnight Financing Rate
+ 1.54%),
5.61%, 09/29/2026
(b)
1,223,000 1,224,949
Deutsche Bank AG
(6-month Secured Overnight Financing Rate
+ 1.59%),
5.71%, 02/08/2028
(b)
305,000 304,557
HSBC Holdings PLC
(6-month Secured Overnight Financing Rate
+ 1.46%),
5.55%, 03/04/2030
(b)
420,000 422,510
JPMorgan Chase & Co.
(6-month Secured Overnight Financing Rate
+ 1.62%),
5.34%, 01/23/2035
(b)
177,000 177,692
BONDS (continued)
Principal
Amount Value
Banks (continued)
JPMorgan Chase & Co. (continued)
(6-month Secured Overnight Financing Rate
+ 1.81%),
6.25%, 10/23/2034
(b)
$ 2,635,000 $ 2,815,214
Mizuho Financial Group, Inc.
(1-year Treasury Constant Maturity Rate +
1.12%),
5.38%, 05/26/2030
(b)
250,000 251,136
Morgan Stanley
(6-month Secured Overnight Financing Rate
+ 1.73%),
5.47%, 01/18/2035
(b)
2,516,000 2,538,489
PNC Financial Services Group, Inc.
(6-month Secured Overnight Financing Rate
+ 1.90%),
5.68%, 01/22/2035
(b)
846,000 853,706
(6-month Secured Overnight Financing Rate
+ 2.28%),
6.88%, 10/20/2034
(b)
146,000 159,874
Royal Bank of Canada
4.95%, 02/01/2029 248,000 248,593
Truist Financial Corp.
(6-month Secured Overnight Financing Rate
+ 1.62%),
5.44%, 01/24/2030
(b)
152,000 151,823
(6-month Secured Overnight Financing Rate
+ 1.92%),
5.71%, 01/24/2035
(b)
177,000 177,764
(6-month Secured Overnight Financing Rate
+ 1.63%),
5.90%, 10/28/2026
(b)
340,000 341,687
(6-month Secured Overnight Financing Rate
+ 2.45%),
7.16%, 10/30/2029
(b)
350,000 373,240
UBS Group AG
(1-year Treasury Constant Maturity Rate +
1.75%),
4.75%, 05/12/2028
(a),(b)
1,228,000 1,203,267
(1-year Treasury Constant Maturity Rate +
1.77%),
5.70%, 02/08/2035
(a),(b)
205,000 206,037
Wells Fargo & Co.
(6-month Secured Overnight Financing Rate
+ 2.10%),
2.39%, 06/02/2028
(b)
1,722,000 1,576,154
$ 17,239,084
Beverages - 2 .70%
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/2030 759,000 706,989
4.38%, 04/15/2038 822,000 763,933
Constellation Brands, Inc.
4.75%, 05/09/2032 632,000 617,409
$ 2,088,331
Biotechnology - 0 .85%
Amgen, Inc.
5.60%, 03/02/2043 648,000 659,291
Chemicals - 0 .23%
International Flavors & Fragrances, Inc.
1.83%, 10/15/2027
(a)
200,000 177,343
Commercial Services - 1 .10%
CoStar Group, Inc.
2.80%, 07/15/2030
(a)
1,001,000 853,317
Computers - 0 .72%
Apple, Inc.
3.95%, 08/08/2052 657,000 553,733
Diversified Financial Services - 1 .43%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust
3.00%, 10/29/2028 501,000 453,315

Schedule of Investments
Principal Investment Grade Corporate Active ETF
March 31, 2024 (unaudited)
See accompanying notes.
BONDS (continued)
Principal
Amount Value
Diversified Financial Services (continued)
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (continued)
3.85%, 10/29/2041 $ 790 $ 626
Blackstone Holdings Finance Co. LLC
2.85%, 08/05/2051
(a)
562,342 352,164
Lseg U.S. Fin Corp.
5.30%, 03/28/2034
(a)
300,000 301,892
$ 1,107,997
Electric - 9 .43%
Alliant Energy Finance LLC
5.95%, 03/30/2029
(a)
117,000 120,502
Commonwealth Edison Co.
4.00%, 03/01/2049 564,000 449,644
Consolidated Edison Co. of New York, Inc.
5.90%, 11/15/2053 126,000 134,475
Duke Energy Carolinas LLC
3.75%, 06/01/2045 564,000 439,497
Duke Energy Florida LLC
6.20%, 11/15/2053 162,000 178,603
Entergy Louisiana LLC
4.95%, 01/15/2045 564,000 519,779
FirstEnergy Corp. , Series C
5.10%, 07/15/2047 424,000 372,212
Florida Power & Light Co.
3.95%, 03/01/2048 424,000 347,562
Indianapolis Power & Light Co.
5.70%, 04/01/2054
(a)
205,000 205,543
ITC Holdings Corp.
3.65%, 06/15/2024 596,000 592,959
Kentucky Utilities Co.
4.38%, 10/01/2045 615,000 528,727
MidAmerican Energy Co.
4.40%, 10/15/2044 564,000 490,939
Monongahela Power Co.
3.55%, 05/15/2027
(a)
440,000 418,511
National Rural Utilities Cooperative Finance
Corp.
5.00%, 02/07/2031 265,000 263,111
Northern States Power Co.
5.10%, 05/15/2053 307,000 295,764
NRG Energy, Inc.
2.00%, 12/02/2025
(a)
570,000 534,964
Pacific Gas & Electric Co.
2.95%, 03/01/2026 1,084,000 1,034,906
5.55%, 05/15/2029 375,000 378,274
$ 7,305,972
Engineering & Construction - 0 .24%
CIMIC Finance USA Pty. Ltd.
7.00%, 03/25/2034
(a),(c)
180,000 184,824
Entertainment - 1 .26%
Warnermedia Holdings, Inc.
4.28%, 03/15/2032 1,090,000 973,630
Environmental Control - 1 .51%
Waste Connections, Inc.
4.20%, 01/15/2033 793,000 745,355
Waste Management, Inc.
4.63%, 02/15/2030 424,000 421,990
$ 1,167,345
Food - 0 .91%
JBS USA LUX SA/JBS USA Food Co./JBS USA
Finance, Inc.
4.38%, 02/02/2052 482,400 350,319
Mars, Inc.
2.38%, 07/16/2040
(a)
503,000 350,618
Sysco Corp.
3.15%, 12/14/2051 736 504
$ 701,441
BONDS (continued)
Principal
Amount Value
Gas - 1 .77%
NiSource, Inc.
0.95%, 08/15/2025 $ 1,377,000 $ 1,295,836
5.25%, 03/30/2028 78,000 78,536
$ 1,374,372
Healthcare - Products - 1 .31%
Boston Scientific Corp.
2.65%, 06/01/2030 1,151,000 1,013,741
Healthcare - Services - 3 .37%
Centene Corp.
2.45%, 07/15/2028 1,233,000 1,093,318
HCA, Inc.
5.45%, 04/01/2031 275,000 276,434
6.00%, 04/01/2054 324,000 328,854
UnitedHealth Group, Inc.
2.75%, 05/15/2040 580,000 426,792
5.38%, 04/15/2054 255,000 259,348
5.88%, 02/15/2053 212,000 229,364
$ 2,614,110
Insurance - 6 .19%
AIA Group Ltd.
5.38%, 04/05/2034
(a)
200,000 199,802
Aon North America, Inc.
5.45%, 03/01/2034 175,000 177,020
5.75%, 03/01/2054 250,000 256,301
Arthur J Gallagher & Co.
2.40%, 11/09/2031 709,000 581,313
6.75%, 02/15/2054 637,000 723,208
Athene Holding Ltd.
6.25%, 04/01/2054 325,000 329,837
Chubb INA Holdings, Inc.
3.35%, 05/03/2026 579,000 559,304
Corebridge Financial, Inc.
5.75%, 01/15/2034 450,000 459,084
Everest Reinsurance Holdings, Inc.
3.13%, 10/15/2052 509,000 329,222
MetLife, Inc.
5.00%, 07/15/2052 281,000 264,538
New York Life Insurance Co.
3.75%, 05/15/2050
(a)
440,000 338,247
SiriusPoint Ltd.
7.00%, 04/05/2029 175,000 174,975
Swiss RE Subordinated Finance PLC
(3-month Term Secured Overnight Financing
Rate + 1.81%),
5.70%, 04/05/2035
(a),(b)
400,000 399,334
$ 4,792,185
Internet - 1 .00%
Netflix, Inc.
5.88%, 11/15/2028 747,000 776,527
Media - 1 .32%
Charter Communications Operating LLC/Charter
Communications Operating Capital
4.80%, 03/01/2050 370,000 273,878
Comcast Corp.
3.97%, 11/01/2047 652,000 524,077
Paramount Global
4.20%, 05/19/2032 274,000 227,626
$ 1,025,581
Mining - 1 .87%
Glencore Funding LLC
5.37%, 04/04/2029
(a)
875,000 876,735
6.13%, 10/06/2028
(a)
556,000 574,553
$ 1,451,288
Oil & Gas - 1 .94%
BP Capital Markets America, Inc.
4.70%, 04/10/2029 254,000 253,363
Marathon Oil Corp.
4.40%, 07/15/2027 500,000 485,871
5.70%, 04/01/2034 175,000 174,991

Schedule of Investments
Principal Investment Grade Corporate Active ETF
March 31, 2024 (unaudited)
See accompanying notes.
BONDS (continued)
Principal
Amount Value
Oil & Gas (continued)
Marathon Oil Corp. (continued)
6.60%, 10/01/2037 $ 255,000 $ 268,281
Occidental Petroleum Corp.
6.60%, 03/15/2046 300,000 323,318
$ 1,505,824
Packaging & Containers - 0 .95%
Packaging Corp. of America
5.70%, 12/01/2033 521,000 538,097
Smurfit Kappa Treasury ULC
5.20%, 01/15/2030
(a)
200,000 199,605
$ 737,702
Pharmaceuticals - 6 .90%
AbbVie, Inc.
3.20%, 11/21/2029 582,000 536,311
4.05%, 11/21/2039 862,000 767,524
4.95%, 03/15/2031 770,000 775,495
5.40%, 03/15/2054 115,000 118,369
Becton Dickinson & Co.
3.70%, 06/06/2027 1,510,000 1,450,718
Bristol-Myers Squibb Co.
4.13%, 06/15/2039 424,000 375,723
Pfizer Investment Enterprises Pte. Ltd.
5.11%, 05/19/2043 295,000 288,467
Zoetis, Inc.
3.90%, 08/20/2028 1,074,000 1,033,404
$ 5,346,011
Pipelines - 5 .39%
Cheniere Energy, Inc.
5.65%, 04/15/2034
(a)
170,000 171,214
Energy Transfer LP
3.75%, 05/15/2030 729,000 671,922
5.15%, 03/15/2045 497,000 451,591
5.95%, 05/15/2054 140,000 139,712
Enterprise Products Operating LLC
3.13%, 07/31/2029 1,166,000 1,075,519
Kinder Morgan, Inc.
5.40%, 02/01/2034 600,000 597,593
MPLX LP
4.88%, 12/01/2024 571,000 567,907
Sabine Pass Liquefaction LLC
5.00%, 03/15/2027 502,000 500,532
$ 4,175,990
REITs - 2 .73%
Crown Castle, Inc.
5.80%, 03/01/2034 521,000 532,959
Invitation Homes Operating Partnership LP
2.00%, 08/15/2031 428,000 340,085
Kimco Realty OP LLC
3.20%, 04/01/2032 798,000 687,655
Realty Income Corp.
3.10%, 12/15/2029 70 63
3.20%, 02/15/2031 624,000 553,075
$ 2,113,837
Semiconductors - 2 .10%
Broadcom, Inc.
4.11%, 09/15/2028 511,000 493,703
Intel Corp.
5.00%, 02/21/2031 185,000 185,189
5.15%, 02/21/2034 175,000 175,399
BONDS (continued)
Principal
Amount Value
Semiconductors (continued)
Marvell Technology, Inc.
5.95%, 09/15/2033 $ 315,000 $ 326,439
Micron Technology, Inc.
5.30%, 01/15/2031 193,000 194,116
6.75%, 11/01/2029 234,000 251,167
$ 1,626,013
Software - 4 .84%
Fiserv, Inc.
4.40%, 07/01/2049 469,000 397,895
Intuit, Inc.
5.50%, 09/15/2053 244,000 253,288
Oracle Corp.
2.80%, 04/01/2027 424,000 397,647
4.00%, 07/15/2046 424,000 334,014
6.15%, 11/09/2029 219,000 230,812
Take-Two Interactive Software, Inc.
4.00%, 04/14/2032 654,000 604,103
4.95%, 03/28/2028 254,000 253,024
VMware LLC
4.65%, 05/15/2027 1,299,000 1,276,942
$ 3,747,725
Telecommunications - 4 .09%
AT&T, Inc.
3.50%, 09/15/2053 1,741,000 1,228,314
T-Mobile USA, Inc.
3.38%, 04/15/2029 1,381,000 1,277,191
3.50%, 04/15/2031 500,000 451,539
6.00%, 06/15/2054 201,000 214,838
$ 3,171,882
Transportation - 0 .46%
Norfolk Southern Corp.
5.35%, 08/01/2054 360,000 357,383
Water - 0 .84%
Essential Utilities, Inc.
2.40%, 05/01/2031 784,000 649,405
TOTAL BONDS a $ 76,421,779
INVESTMENT COMPANIES - 1 .34 % Shares Held Value
Money Market Funds - 1 .34% - —
Principal Government Money Market Fund,
Class R-6 5.22%
(d),(e),(f)
141,750 $ 141,750
State Street Institutional U.S. Government
Money Market Fund, Premier Class 5.26%
(d)
899,401 899,401
TOTAL INVESTMENT COMPANIES a $ 1,041,151
Total Investments $ 77,462,930
Other Assets and Liabilities - 0.01% 6,877
TOTAL NET ASSETS - 100.00% $ 77,469,807
(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $10,935,206 or 14.12% of net assets.
(b)
Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(c)
Security or a portion of the security was on loan. At the end of the period, the value of these securities totaled $138,481 or 0.18% of net assets.
(d)
1-day yield shown as of period end.
(e)
Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(f)
Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $141,750 or
0.18% of net assets.

Schedule of Investments
Principal Investment Grade Corporate Active ETF
March 31, 2024 (unaudited)
See accompanying notes.
Portfolio Summary
Sector Percent
Financial 32.60%
Consumer, Non-cyclical 17.60%
Utilities 12.04%
Industrial 7.91%
Technology 7.66%
Energy 7.33%
Communications 6.41%
Consumer, Cyclical 5.00%
Basic Materials 2.10%
Money Market Funds 1.34%
Other Assets and Liabilities 0.01%
TOTAL NET ASSETS 100.00%
Affiliated Securities
June 30, 2023
Value
Purchases
Cost
Sales
Proceeds
March 31, 2024
Value
Principal Government Money Market Fund, Class R-6 5.22% $ 384,880 $ 7,213,745 $ 7,456,875 $ 141,750
$ 384,880 $ 7,213,745 $ 7,456,875 $ 141,750
a
a Income
(a)
Realized
Gain/(Loss) on
Investments
Realized Gain
from
Capital Gain
Distributions
Change in
Unrealized
Gain/(Loss)
Principal Government Money Market Fund, Class R-6 5.22% $ — $ — $ — $ —
$ — $ — $ — $ —
(a)
Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type   Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
U.S. 5 Year Note CBT; June 2024 Short 5 $ 535,078 $ 615
U.S. 10 Year Note CBT; June 2024 Short 21 2,326,734 (6,795)
U.S. 10 Year Ultra Note CBT; June 2024 Short 24 2,750,625 1,794
U.S. Long Bond CBT; June 2024 Long 16 1,927,000 13,995
U.S. Ultra Bond CBT; June 2024 Long 17 2,193,000 16,458
Total $ 26,067

Schedule of Investments
Principal Quality ETF
March 31, 2024 (unaudited)
See accompanying notes.
COMMON STOCKS - 99 .76 % Shares Held Value
Auto Parts & Equipment - 1 .08% - —
Aptiv PLC
(a)
6,609 $ 526,407
Building Materials - 3 .41%
Martin Marietta Materials, Inc. 892 547,634
Trane Technologies PLC 1,923 577,285
Vulcan Materials Co. 1,969 537,379
$ 1,662,298
Chemicals - 2 .27%
Ecolab, Inc. 2,426 560,164
PPG Industries, Inc. 3,788 548,881
$ 1,109,045
Commercial Services - 4 .53%
Corpay, Inc.
(a)
1,724 531,923
Gartner, Inc.
(a)
1,129 538,160
Global Payments, Inc. 4,032 538,917
PayPal Holdings, Inc.
(a)
8,930 598,221
$ 2,207,221
Computers - 9 .25%
Accenture PLC, Class A 1,993 690,794
Apple, Inc. 12,094 2,073,879
Hewlett Packard Enterprise Co. 30,493 540,641
International Business Machines Corp. 3,583 684,210
NetApp, Inc. 4,982 522,960
$ 4,512,484
Distribution & Wholesale - 2 .27%
Copart, Inc.
(a)
9,630 557,769
WW Grainger, Inc. 539 548,325
$ 1,106,094
Diversified Financial Services - 1 .04%
Cboe Global Markets, Inc. 2,766 508,197
Electrical Components & Equipment - 1 .10%
AMETEK, Inc. 2,936 536,994
Electronics - 3 .29%
Allegion PLC 3,827 515,535
Jabil, Inc. 4,090 547,856
Keysight Technologies, Inc.
(a)
3,443 538,416
$ 1,601,807
Environmental Control - 1 .11%
Republic Services, Inc. 2,836 542,924
Food - 1 .09%
Sysco Corp. 6,567 533,109
Hand & Machine Tools - 1 .06%
Snap-on, Inc. 1,739 515,127
Healthcare - Products - 7 .39%
Agilent Technologies, Inc. 3,621 526,892
Boston Scientific Corp.
(a)
8,962 613,807
Edwards Lifesciences Corp.
(a)
5,939 567,531
Stryker Corp. 1,756 628,420
Thermo Fisher Scientific, Inc. 1,269 737,555
West Pharmaceutical Services, Inc. 1,336 528,669
$ 3,602,874
Healthcare - Services - 1 .10%
IQVIA Holdings, Inc.
(a)
2,128 538,150
Home Builders - 2 .34%
DR Horton, Inc. 3,541 582,672
PulteGroup, Inc. 4,626 557,988
$ 1,140,660
Household Products & Wares - 2 .19%
Church & Dwight Co., Inc. 4,933 514,561
Kimberly-Clark Corp. 4,280 553,618
$ 1,068,179
Insurance - 0 .23%
Berkshire Hathaway, Inc., Class B
(a)
264 111,017
COMMON STOCKS (continued) Shares Held Value
Internet - 9 .15%
Alphabet, Inc., Class A
(a)
1,494 $ 225,490
Alphabet, Inc., Class C
(a)
5,543 843,977
Amazon.com, Inc.
(a)
6,005 1,083,182
CDW Corp. 2,130 544,811
F5, Inc.
(a)
2,653 502,982
Meta Platforms, Inc., Class A 981 476,354
Netflix, Inc.
(a)
1,296 787,100
$ 4,463,896
Machinery - Diversified - 4 .30%
Dover Corp. 2,925 518,281
IDEX Corp. 2,110 514,882
Nordson Corp. 1,909 524,097
Rockwell Automation, Inc. 1,857 541,000
$ 2,098,260
Media - 0 .99%
FactSet Research Systems, Inc. 1,063 483,017
Miscellaneous Manufacturers - 3 .56%
A O Smith Corp. 5,720 511,711
Eaton Corp. PLC 2,091 653,814
Illinois Tool Works, Inc. 2,124 569,933
$ 1,735,458
Oil & Gas Services - 1 .21%
Schlumberger Ltd. 10,778 590,742
Pharmaceuticals - 1 .15%
Zoetis, Inc. 3,325 562,623
Retail - 3 .43%
Chipotle Mexican Grill, Inc.
(a)
207 601,701
O'Reilly Automotive, Inc.
(a)
503 567,827
Ulta Beauty, Inc.
(a)
961 502,488
$ 1,672,016
Semiconductors - 13 .89%
Advanced Micro Devices, Inc.
(a)
4,363 787,478
Applied Materials, Inc. 3,375 696,026
Broadcom, Inc. 884 1,171,662
KLA Corp. 868 606,359
Microchip Technology, Inc. 6,086 545,975
Monolithic Power Systems, Inc. 761 515,517
NVIDIA Corp. 1,929 1,742,967
QUALCOMM, Inc. 4,170 705,981
$ 6,771,965
Software - 16 .11%
Broadridge Financial Solutions, Inc. 2,559 524,237
Cadence Design Systems, Inc.
(a)
1,946 605,751
Fiserv, Inc.
(a)
3,915 625,695
Intuit, Inc. 1,088 707,200
Microsoft Corp. 9,426 3,965,707
Salesforce, Inc. 2,747 827,341
Synopsys, Inc.
(a)
1,053 601,790
$ 7,857,721
Telecommunications - 1 .22%
Arista Networks, Inc.
(a)
2,046 593,299
TOTAL COMMON STOCKS a $ 48,651,584
INVESTMENT COMPANIES - 0 .19 % Shares Held Value
Money Market Funds - 0 .19% - —
State Street Institutional U.S. Government
Money Market Fund, Premier Class 5.26%
(b)
94,330 $ 94,330
TOTAL INVESTMENT COMPANIES a $ 94,330
Total Investments $ 48,745,914
Other Assets and Liabilities - 0.05% 24,340
TOTAL NET ASSETS - 100.00% $ 48,770,254
(a)
Non-income producing security.
(b)
1-day yield shown as of period end.

Schedule of Investments
Principal Quality ETF
March 31, 2024 (unaudited)
See accompanying notes.
Portfolio Summary
Sector Percent
Technology 39.25%
Industrial 17.83%
Consumer, Non-cyclical 17.45%
Communications 11.36%
Consumer, Cyclical 9.12%
Basic Materials 2.27%
Financial 1.27%
Energy 1.21%
Money Market Funds 0.19%
Other Assets and Liabilities 0.05%
TOTAL NET ASSETS 100.00%

Schedule of Investments
Principal Real Estate Active Opportunities ETF
March 31, 2024 (unaudited)
See accompanying notes.
COMMON STOCKS - 98 .21 % Shares Held Value
Entertainment - 1 .86% - —
Marriott Vacations Worldwide Corp. 1,628 $ 175,384
REITs - 96 .35%
Alexandria Real Estate Equities, Inc. 2,431 313,380
American Healthcare REIT, Inc. 13,517 199,376
American Homes 4 Rent, Class A 12,056 443,420
American Tower Corp. 3,266 645,329
Americold Realty Trust, Inc. 15,240 379,781
Crown Castle, Inc. 2,514 266,057
DiamondRock Hospitality Co. 20,501 197,015
Digital Realty Trust, Inc. 2,452 353,186
Equinix, Inc. 602 496,849
Extra Space Storage, Inc. 4,515 663,705
Gaming & Leisure Properties, Inc. 8,890 409,562
Invitation Homes, Inc. 18,087 644,078
National Health Investors, Inc. 5,018 315,281
Rexford Industrial Realty, Inc. 12,023 604,757
Sabra Health Care REIT, Inc. 26,064 384,965
SBA Communications Corp. 1,820 394,394
Sun Communities, Inc. 3,694 474,974
Terreno Realty Corp. 6,363 422,503
COMMON STOCKS (continued) Shares Held Value
REITs (continued)
Ventas, Inc. 15,293 $ 665,857
VICI Properties, Inc. 13,237 394,330
Welltower, Inc. 4,586 428,516
$ 9,097,315
TOTAL COMMON STOCKS a $ 9,272,699
INVESTMENT COMPANIES - 1 .23 % Shares Held Value
Money Market Funds - 1 .23% - —
State Street Institutional U.S. Government
Money Market Fund, Premier Class 5.26%
(a)
115,696 $ 115,696
TOTAL INVESTMENT COMPANIES a $ 115,696
Total Investments $ 9,388,395
Other Assets and Liabilities - 0.56% 53,285
TOTAL NET ASSETS - 100.00% $ 9,441,680
(a)
1-day yield shown as of period end.
Portfolio Summary
Sector Percent
Financial 96.35%
Consumer, Cyclical 1.86%
Money Market Funds 1.23%
Other Assets and Liabilities 0.56%
TOTAL NET ASSETS 100.00%

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF
March 31, 2024 (unaudited)
See accompanying notes.
BONDS - 98 .56%
Principal
Amount Value
Banks - 50 .20% — —
Bank of America Corp. , Series RR
(5-year Treasury Constant Maturity Rate +
2.76%),
4.38%, 01/27/2027
(a),(b)
$ 16,559,000 $ 15,523,111
Bank of America Corp. , Series TT
(5-year Treasury Constant Maturity Rate +
3.23%),
6.13%, 04/27/2027
(a),(b)
12,025,000 12,057,840
Bank of America Corp. , Series X
(3-month Term Secured Overnight Financing
Rate + 3.97%),
6.25%, 09/05/2024
(a),(b)
3,711,000 3,715,223
Bank of Montreal
(5-year Treasury Constant Maturity Rate +
2.98%),
4.80%, 08/25/2024
(a),(b)
4,112,000 4,018,334
(5-year Treasury Constant Maturity Rate +
3.45%),
7.70%, 05/26/2084
(b)
800,000 809,401
Bank of New York Mellon Corp. , Series F
(3-month Term Secured Overnight Financing
Rate + 3.39%),
4.63%, 09/20/2026
(a),(b)
1,504,000 1,420,459
Bank of New York Mellon Corp. , Series G
(5-year Treasury Constant Maturity Rate +
4.36%),
4.70%, 09/20/2025
(a),(b)
7,900,000 7,751,743
Bank of New York Mellon Corp. , Series H
(5-year Treasury Constant Maturity Rate +
3.35%),
3.70%, 03/20/2026
(a),(b)
16,671,000 15,724,746
Bank of New York Mellon Corp. , Series I
(5-year Treasury Constant Maturity Rate +
2.63%),
3.75%, 12/20/2026
(a),(b)
10,185,000 9,335,572
Bank of Nova Scotia
(5-year Treasury Constant Maturity Rate +
4.55%),
4.90%, 06/04/2025
(a),(b)
9,915,000 9,756,588
(5-year Treasury Constant Maturity Rate +
4.38%),
8.63%, 10/27/2082
(b)
18,569,000 19,334,061
Citigroup, Inc. , Series V
(6-month Secured Overnight Financing Rate
+ 3.23%),
4.70%, 01/30/2025
(a),(b)
3,000,000 2,926,477
Citigroup, Inc. , Series W
(5-year Treasury Constant Maturity Rate +
3.60%),
4.00%, 12/10/2025
(a),(b)
15,226,000 14,597,871
Citigroup, Inc. , Series X
(5-year Treasury Constant Maturity Rate +
3.42%),
3.88%, 02/18/2026
(a),(b)
11,262,000 10,628,771
Citigroup, Inc. , Series Z
(5-year Treasury Constant Maturity Rate +
3.20%),
7.38%, 05/15/2028
(a),(b)
7,530,000 7,829,408
Citizens Financial Group, Inc. , Series F
(5-year Treasury Constant Maturity Rate +
5.31%),
5.65%, 10/06/2025
(a),(b)
16,405,000 16,029,179
Citizens Financial Group, Inc. , Series G
(5-year Treasury Constant Maturity Rate +
3.22%),
4.00%, 10/06/2026
(a),(b)
7,104,000 6,115,861
BONDS (continued)
Principal
Amount Value
Banks (continued)
Goldman Sachs Group, Inc. , Series Q
(5-year Treasury Constant Maturity Rate +
3.62%),
5.50%, 08/10/2024
(a),(b)
$ 8,268,000 $ 8,197,274
Goldman Sachs Group, Inc. , Series T
(5-year Treasury Constant Maturity Rate +
2.97%),
3.80%, 05/10/2026
(a),(b)
1,268,000 1,181,056
Goldman Sachs Group, Inc. , Series U
(5-year Treasury Constant Maturity Rate +
2.92%),
3.65%, 08/10/2026
(a),(b)
2,261,000 2,065,112
Goldman Sachs Group, Inc. , Series V
(5-year Treasury Constant Maturity Rate +
2.95%),
4.13%, 11/10/2026
(a),(b)
8,563,000 7,947,997
HSBC Capital Funding Dollar 1 LP , Series 2
(3-month USD LIBOR + 4.98%),
10.18%, 06/30/2030
(a),(b)
6,049,000 7,592,130
Huntington Bancshares, Inc. , Series F
(10-year Treasury Constant Maturity Rate +
4.95%),
5.63%, 07/15/2030
(a),(b)
13,567,000 12,340,230
Huntington Bancshares, Inc. , Series G
(7-year Treasury Constant Maturity Rate +
4.05%),
4.45%, 10/15/2027
(a),(b)
5,080,000 4,603,481
JPMorgan Chase & Co.
(5-year Treasury Constant Maturity Rate +
2.74%),
6.88%, 06/01/2029
(a),(b)
4,400,000 4,552,998
JPMorgan Chase & Co. , Series KK
(5-year Treasury Constant Maturity Rate +
2.85%),
3.65%, 06/01/2026
(a),(b)
18,288,000 17,368,794
JPMorgan Chase & Co. , Series S
(3-month Term Secured Overnight Financing
Rate + 4.04%),
9.35%, 05/01/2024
(a)
9,791,000 9,802,132
KeyCorp Capital I
(3-month Term Secured Overnight Financing
Rate + 1.00%),
6.30%, 07/01/2028 7,704,000 6,847,186
KeyCorp Capital III
7.75%, 07/15/2029 9,000,000 9,017,964
M&T Bank Corp. , Series G
(5-year Treasury Constant Maturity Rate +
3.17%),
5.00%, 08/01/2024
(a),(b)
5,000,000 4,805,382
M&T Bank Corp. , Series I
(5-year Treasury Constant Maturity Rate +
2.68%),
3.50%, 09/01/2026
(a),(b)
19,608,000 15,039,550
Northern Trust Corp. , Series D
(3-month Term Secured Overnight Financing
Rate + 3.46%),
4.60%, 10/01/2026
(a),(b)
2,899,000 2,782,339
PNC Financial Services Group, Inc. , Series T
(5-year Treasury Constant Maturity Rate +
2.60%),
3.40%, 09/15/2026
(a),(b)
7,346,000 6,420,696
PNC Financial Services Group, Inc. , Series U
(5-year Treasury Constant Maturity Rate +
3.00%),
6.00%, 05/15/2027
(a),(b)
1,800,000 1,759,587
PNC Financial Services Group, Inc. , Series V
(5-year Treasury Constant Maturity Rate +
3.24%),
6.20%, 09/15/2027
(a),(b)
13,908,000 13,871,788

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF
March 31, 2024 (unaudited)
See accompanying notes.
BONDS (continued)
Principal
Amount Value
Banks (continued)
PNC Financial Services Group, Inc. , Series W
(7-year Treasury Constant Maturity Rate +
2.81%),
6.25%, 03/15/2030
(a),(b)
$ 10,290,000 $ 9,972,784
State Street Corp. , Series I
(5-year Treasury Constant Maturity Rate +
2.61%),
6.70%, 03/15/2029
(a),(b)
2,028,000 2,057,856
Toronto-Dominion Bank
(5-year Treasury Constant Maturity Rate +
4.07%),
8.13%, 10/31/2082
(b)
25,626,000 26,877,907
Truist Financial Corp.
(3-month Term Secured Overnight Financing
Rate + 0.91%),
6.24%, 03/15/2028 1,250,000 1,179,007
Truist Financial Corp. , Series A
(3-month Term Secured Overnight Financing
Rate + 0.93%),
6.24%, 05/15/2027 4,800,000 4,562,399
Truist Financial Corp. , Series L
(3-month Term Secured Overnight Financing
Rate + 3.36%),
8.69%, 12/15/2024
(a),(c)
2,799,000 2,817,899
Truist Financial Corp. , Series N
(5-year Treasury Constant Maturity Rate +
3.00%),
4.80%, 09/01/2024
(a),(b)
10,894,000 10,544,463
Truist Financial Corp. , Series P
(5-year Treasury Constant Maturity Rate +
4.61%),
4.95%, 09/01/2025
(a),(b)
11,697,000 11,475,734
U.S. Bancorp , Series J
(3-month Term Secured Overnight Financing
Rate + 3.18%),
5.30%, 04/15/2027
(a),(b),(c)
5,296,000 5,070,422
U.S. Bancorp , Series N
(5-year Treasury Constant Maturity Rate +
2.54%),
3.70%, 01/15/2027
(a),(b)
21,525,000 18,668,851
Wells Fargo & Co.
(5-year Treasury Constant Maturity Rate +
3.61%),
7.63%, 09/15/2028
(a),(b)
9,710,000 10,377,155
Wells Fargo & Co. , Series BB
(5-year Treasury Constant Maturity Rate +
3.45%),
3.90%, 03/15/2026
(a),(b)
31,418,000 29,891,911
$ 427,266,729
Diversified Financial Services - 12 .89%
American Express Co. , Series D
(5-year Treasury Constant Maturity Rate +
2.85%),
3.55%, 09/15/2026
(a),(b)
33,567,000 31,069,840
Capital One Financial Corp. , Series M
(5-year Treasury Constant Maturity Rate +
3.16%),
3.95%, 09/01/2026
(a),(b)
18,516,000 16,447,309
Charles Schwab Corp. , Series G
(5-year Treasury Constant Maturity Rate +
4.97%),
5.38%, 06/01/2025
(a),(b)
8,938,000 8,876,141
Charles Schwab Corp. , Series I
(5-year Treasury Constant Maturity Rate +
3.17%),
4.00%, 06/01/2026
(a),(b)
22,331,000 20,892,294
BONDS (continued)
Principal
Amount Value
Diversified Financial Services (continued)
Charles Schwab Corp. , Series K
(5-year Treasury Constant Maturity Rate +
3.26%),
5.00%, 06/01/2027
(a),(b)
$ 1,500,000 $ 1,434,090
Discover Financial Services , Series D
(5-year Treasury Constant Maturity Rate +
5.78%),
6.13%, 06/23/2025
(a),(b)
16,441,000 16,474,934
Voya Financial, Inc. , Series A
(5-year Treasury Constant Maturity Rate +
3.36%),
7.76%, 09/15/2028
(a),(b)
13,990,000 14,506,875
$ 109,701,483
Electric - 13 .97%
American Electric Power Co., Inc.
(5-year Treasury Constant Maturity Rate +
2.68%),
3.88%, 02/15/2062
(b)
11,007,000 9,891,371
CMS Energy Corp.
(5-year Treasury Constant Maturity Rate +
4.12%),
4.75%, 06/01/2050
(b)
3,054,000 2,812,761
Dominion Energy, Inc.
(3-month USD LIBOR + 3.06%),
5.75%, 10/01/2054
(b)
3,500,000 3,478,262
Dominion Energy, Inc. , Series B
(5-year Treasury Constant Maturity Rate +
2.99%),
4.65%, 12/15/2024
(a),(b)
14,234,000 13,932,582
Dominion Energy, Inc. , Series C
(5-year Treasury Constant Maturity Rate +
3.20%),
4.35%, 01/15/2027
(a),(b)
14,701,000 13,762,581
Duke Energy Corp.
(5-year Treasury Constant Maturity Rate +
2.32%),
3.25%, 01/15/2082
(b)
13,234,000 11,760,207
(5-year Treasury Constant Maturity Rate +
3.39%),
4.88%, 09/16/2024
(a),(b)
21,041,000 20,857,544
Emera, Inc. , Series 16-A
(3-month USD LIBOR + 5.44%),
6.75%, 06/15/2076
(b)
4,386,000 4,331,719
NextEra Energy Capital Holdings, Inc.
(5-year Treasury Constant Maturity Rate +
2.55%),
3.80%, 03/15/2082
(b)
18,349,000 16,646,791
(5-year Treasury Constant Maturity Rate +
2.36%),
6.70%, 09/01/2054
(b)
4,000,000 4,019,959
Southern Co. , Series B
(5-year Treasury Constant Maturity Rate +
3.73%),
4.00%, 01/15/2051
(b)
18,095,000 17,395,853
$ 118,889,630
Hand & Machine Tools - 0 .24%
Stanley Black & Decker, Inc.
(5-year Treasury Constant Maturity Rate +
2.66%),
4.00%, 03/15/2060
(b)
2,316,000 2,039,810
Insurance - 13 .55%
Allianz SE
(5-year Treasury Constant Maturity Rate +
3.23%),
6.35%, 09/06/2053
(b),(d)
5,000,000 5,248,405
Allstate Corp. , Series B
(3-month Term Secured Overnight Financing
Rate + 3.20%),
8.51%, 08/15/2053 4,151,000 4,152,229

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF
March 31, 2024 (unaudited)
See accompanying notes.
BONDS (continued)
Principal
Amount Value
Insurance (continued)
American International Group, Inc. , Series A-9
(3-month USD LIBOR + 2.87%),
5.75%, 04/01/2048
(b)
$ 3,176,000 $ 3,118,290
Argentum Netherlands BV for Swiss Re Ltd.
(3-month USD LIBOR + 3.78%),
5.63%, 08/15/2052
(b)
6,500,000 6,401,200
Argentum Netherlands BV for Zurich Insurance
Co. Ltd.
(5-year Treasury Constant Maturity Rate +
3.27%),
5.13%, 06/01/2048
(b)
4,000,000 3,905,000
Cloverie PLC for Zurich Insurance Co. Ltd.
(3-month USD LIBOR + 4.92%),
5.63%, 06/24/2046
(b)
6,500,000 6,467,500
Corebridge Financial, Inc.
(5-year Treasury Constant Maturity Rate +
3.85%),
6.88%, 12/15/2052
(b)
7,921,000 7,930,494
Equitable Holdings, Inc. , Series B
(5-year Treasury Constant Maturity Rate +
4.74%),
4.95%, 09/15/2025
(a),(b)
4,373,000 4,273,686
Liberty Mutual Group, Inc.
(5-year Treasury Constant Maturity Rate +
3.32%),
4.13%, 12/15/2051
(b),(d)
12,182,000 10,997,322
Meiji Yasuda Life Insurance Co.
(5-year Swap rate + 4.23%),
5.20%, 10/20/2045
(b),(d)
1,210,000 1,194,876
MetLife, Inc.
6.40%, 12/15/2066 2,700,000 2,764,700
9.25%, 04/08/2068
(d)
3,449,000 4,042,470
MetLife, Inc. , Series G
(5-year Treasury Constant Maturity Rate +
3.58%),
3.85%, 09/15/2025
(a),(b)
12,418,000 11,936,225
Nippon Life Insurance Co.
(5-year Treasury Constant Maturity Rate +
2.65%),
2.75%, 01/21/2051
(b),(d)
6,097,000 5,074,810
(5-year Treasury Constant Maturity Rate +
2.60%),
2.90%, 09/16/2051
(b),(d)
3,509,000 2,918,239
Prudential Financial, Inc.
(5-year Treasury Constant Maturity Rate +
3.04%),
3.70%, 10/01/2050
(b)
18,902,000 16,522,119
(5-year Treasury Constant Maturity Rate +
3.16%),
5.13%, 03/01/2052
(b)
5,597,000 5,246,313
Sumitomo Life Insurance Co.
(5-year Treasury Constant Maturity Rate +
2.75%),
3.38%, 04/15/2081
(b),(d)
4,140,000 3,582,354
Willow No. 2 Ireland PLC for Zurich Insurance
Co. Ltd.
(3-month USD LIBOR + 3.18%),
4.25%, 10/01/2045
(b)
3,000,000 2,906,400
Zurich Finance Ireland Designated Activity Co.
(5-year Treasury Constant Maturity Rate +
2.78%),
3.00%, 04/19/2051
(b)
8,000,000 6,610,336
$ 115,292,968
Oil & Gas - 1 .74%
BP Capital Markets PLC
(5-year Treasury Constant Maturity Rate +
4.04%),
4.38%, 06/22/2025
(a),(b)
1,780,000 1,744,556
BONDS (continued)
Principal
Amount Value
Oil & Gas (continued)
BP Capital Markets PLC (continued)
(5-year Treasury Constant Maturity Rate +
4.40%),
4.88%, 03/22/2030
(a),(b)
$ 3,269,000 $ 3,118,693
(5-year Treasury Constant Maturity Rate +
2.15%),
6.45%, 12/01/2033
(a),(b)
9,600,000 9,941,654
$ 14,804,903
Pipelines - 4 .72%
Enbridge, Inc.
(5-year Treasury Constant Maturity Rate +
4.42%),
7.63%, 01/15/2083
(b)
7,283,000 7,474,201
(5-year Treasury Constant Maturity Rate +
4.43%),
8.50%, 01/15/2084
(b)
600,000 651,921
Enbridge, Inc. , Series 16-A
(3-month Term Secured Overnight Financing
Rate + 4.15%),
6.00%, 01/15/2077
(b)
6,182,000 6,042,498
Enbridge, Inc. , Series 20-A
(5-year Treasury Constant Maturity Rate +
5.31%),
5.75%, 07/15/2080
(b)
2,485,000 2,351,799
Enterprise Products Operating LLC , Series E
(3-month Term Secured Overnight Financing
Rate + 3.29%),
5.25%, 08/16/2077
(b)
4,820,000 4,573,727
Transcanada Trust
(6-month Secured Overnight Financing Rate
+ 4.42%),
5.50%, 09/15/2079
(b)
5,233,000 4,811,525
(5-year Treasury Constant Maturity Rate +
3.99%),
5.60%, 03/07/2082
(b)
15,585,000 14,227,582
$ 40,133,253
REITs - 0 .40%
Scentre Group Trust 2
(5-year Treasury Constant Maturity Rate +
4.38%),
4.75%, 09/24/2080
(b),(d)
1,410,000 1,353,467
(5-year Treasury Constant Maturity Rate +
4.69%),
5.13%, 09/24/2080
(b),(d)
2,249,000 2,078,445
$ 3,431,912
Sovereign - 0 .08%
CoBank ACB , Series J
(5-year Treasury Constant Maturity Rate +
3.05%),
4.25%, 01/01/2027
(a),(b)
750,000 640,615
Telecommunications - 0 .77%
Vodafone Group PLC
(5-year Treasury Constant Maturity Rate +
2.77%),
4.13%, 06/04/2081
(b)
993,000 855,295
(5-year Swap rate + 4.87%),
7.00%, 04/04/2079
(b)
5,562,000 5,737,147
$ 6,592,442
TOTAL BONDS a $ 838,793,745
INVESTMENT COMPANIES - 0 .69 % Shares Held Value
Money Market Funds - 0 .69% - —
Principal Government Money Market Fund,
Class R-6 5.22%
(e),(f),(g)
1,066,240 $ 1,066,240
State Street Institutional U.S. Government
Money Market Fund, Premier Class 5.26%
(e)
4,820,543 4,820,543
TOTAL INVESTMENT COMPANIES a $ 5,886,783
Total Investments $ 844,680,528
Other Assets and Liabilities - 0.75% 6,430,066
TOTAL NET ASSETS - 100.00% $ 851,110,594

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF
March 31, 2024 (unaudited)
See accompanying notes.
(a)
Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(b)
Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(c)
Security or a portion of the security was on loan. At the end of the period, the value of these securities totaled $1,048,149 or 0.12% of net assets.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $36,490,388 or 4.29% of net assets.
(e)
1-day yield shown as of period end.
(f)
Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(g)
Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,066,240 or 0.13% of net assets.
Portfolio Summary
Sector Percent
Financial 77.04%
Utilities 13.97%
Energy 6.46%
Communications 0.77%
Money Market Funds 0.69%
Industrial 0.24%
Government 0.08%
Other Assets and Liabilities 0.75%
TOTAL NET ASSETS 100.00%
Affiliated Securities
June 30, 2023
Value
Purchases
Cost
Sales
Proceeds
March 31, 2024
Value
Principal Government Money Market Fund, Class R-6 5.22% $ 3,970,623 $ 52,945,988 $ 55,850,371 $ 1,066,240
$ 3,970,623 $ 52,945,988 $ 55,850,371 $ 1,066,240
a
a Income
(a)
Realized
Gain/(Loss) on
Investments
Realized Gain
from
Capital Gain
Distributions
Change in
Unrealized
Gain/(Loss)
Principal Government Money Market Fund, Class R-6 5.22% $ — $ — $ — $ —
$ — $ — $ — $ —
(a)
Amount excludes earnings from securities lending collateral.

Schedule of Investments
Principal Spectrum Tax-Advantaged Dividend Active ETF
March 31, 2024 (unaudited)
See accompanying notes.
PREFERRED STOCKS - 7 .46 % Shares Held Value
Banks - 2 .57% —
Bank of America Corp., Series NN
4.38%, 11/03/2025
(a)
4,380 $ 90,359
Morgan Stanley, Series I
(3-month USD LIBOR + 3.71%),
6.38%, 10/15/2024
(a)
17,030 424,047
Morgan Stanley, Series P
6.50%, 10/15/2027
(a)
4,000 105,240
$ 619,646
Insurance - 2 .60%
Allstate Corp., Series H
5.10%, 10/15/2024
(a)
11,500 258,060
MetLife, Inc., Series F
4.75%, 03/15/2025
(a)
17,250 367,425
$ 625,485
Telecommunications - 2 .29%
AT&T, Inc., Series A
5.00%, 12/12/2024
(a)
11,381 243,098
AT&T, Inc., Series C
4.75%, 02/18/2025
(a)
15,395 309,594
$ 552,692
TOTAL PREFERRED STOCKS a $ 1,797,823
BONDS - 90 .36%
Principal
Amount Value
Banks - 69 .61% — —
Bank of America Corp. , Series DD
(3-month Term Secured Overnight Financing
Rate + 4.81%),
6.30%, 03/10/2026
(a),(b)
$ 575,000 $ 575,517
Bank of Montreal
(5-year Treasury Constant Maturity Rate +
2.98%),
4.80%, 08/25/2024
(a),(b)
400,000 390,889
Bank of New York Mellon Corp. , Series G
(5-year Treasury Constant Maturity Rate +
4.36%),
4.70%, 09/20/2025
(a),(b)
275,000 269,839
Bank of New York Mellon Corp. , Series H
(5-year Treasury Constant Maturity Rate +
3.35%),
3.70%, 03/20/2026
(a),(b)
230,000 216,945
Bank of New York Mellon Corp. , Series I
(5-year Treasury Constant Maturity Rate +
2.63%),
3.75%, 12/20/2026
(a),(b)
100,000 91,660
Bank of Nova Scotia
(5-year Treasury Constant Maturity Rate +
4.55%),
4.90%, 06/04/2025
(a),(b)
625,000 615,015
(5-year Treasury Constant Maturity Rate +
4.38%),
8.63%, 10/27/2082
(b)
300,000 312,360
BNP Paribas SA
(5-year Treasury Constant Maturity Rate +
4.90%),
7.75%, 08/16/2029
(a),(b),(c),(d)
200,000 204,737
Citigroup, Inc. , Series X
(5-year Treasury Constant Maturity Rate +
3.42%),
3.88%, 02/18/2026
(a),(b)
1,055,000 995,681
Citizens Financial Group, Inc. , Series F
(5-year Treasury Constant Maturity Rate +
5.31%),
5.65%, 10/06/2025
(a),(b)
575,000 561,827
Fifth Third Bancorp , Series L
(5-year Treasury Constant Maturity Rate +
4.22%),
4.50%, 09/30/2025
(a),(b)
548,000 527,826
BONDS (continued)
Principal
Amount Value
Banks (continued)
Goldman Sachs Group, Inc. , Series U
(5-year Treasury Constant Maturity Rate +
2.92%),
3.65%, 08/10/2026
(a),(b)
$ 585,000 $ 534,317
HSBC Holdings PLC
(5-year Swap Rate + 4.37%),
6.38%, 03/30/2025
(a),(b),(d)
861,000 854,905
Huntington Bancshares, Inc. , Series F
(10-year Treasury Constant Maturity Rate +
4.95%),
5.63%, 07/15/2030
(a),(b)
575,000 523,007
ING Groep NV
(5-year Treasury Constant Maturity Rate +
4.34%),
5.75%, 11/16/2026
(a),(b),(d)
861,000 819,712
JPMorgan Chase & Co.
(5-year Treasury Constant Maturity Rate +
2.74%),
6.88%, 06/01/2029
(a),(b)
600,000 620,863
JPMorgan Chase & Co. , Series KK
(5-year Treasury Constant Maturity Rate +
2.85%),
3.65%, 06/01/2026
(a),(b)
110,000 104,471
Lloyds Banking Group PLC
(5-year Swap Rate + 4.50%),
7.50%, 09/27/2025
(a),(b),(d)
861,000 857,558
M&T Bank Corp. , Series F
(3-month USD LIBOR + 3.78%),
5.13%, 11/01/2026
(a),(b)
247,000 218,647
M&T Bank Corp. , Series I
(5-year Treasury Constant Maturity Rate +
2.68%),
3.50%, 09/01/2026
(a),(b)
300,000 230,103
NatWest Group PLC
(5-year Swap rate + 5.72%),
8.00%, 08/10/2025
(a),(b),(d)
861,000 865,673
Nordea Bank Abp
(5-year Treasury Constant Maturity Rate +
4.11%),
6.63%, 03/26/2026
(a),(b),(c),(d)
861,000 852,315
PNC Financial Services Group, Inc. , Series T
(5-year Treasury Constant Maturity Rate +
2.60%),
3.40%, 09/15/2026
(a),(b)
400,000 349,616
PNC Financial Services Group, Inc. , Series U
(5-year Treasury Constant Maturity Rate +
3.00%),
6.00%, 05/15/2027
(a),(b)
600,000 586,529
PNC Financial Services Group, Inc. , Series V
(5-year Treasury Constant Maturity Rate +
3.24%),
6.20%, 09/15/2027
(a),(b)
100,000 99,739
State Street Corp. , Series I
(5-year Treasury Constant Maturity Rate +
2.61%),
6.70%, 03/15/2029
(a),(b)
800,000 811,778
Toronto-Dominion Bank
(5-year Treasury Constant Maturity Rate +
4.07%),
8.13%, 10/31/2082
(b)
414,000 434,225
Truist Financial Corp. , Series N
(5-year Treasury Constant Maturity Rate +
3.00%),
4.80%, 09/01/2024
(a),(b)
400,000 387,166
Truist Financial Corp. , Series P
(5-year Treasury Constant Maturity Rate +
4.61%),
4.95%, 09/01/2025
(a),(b)
575,000 564,123

Schedule of Investments
Principal Spectrum Tax-Advantaged Dividend Active ETF
March 31, 2024 (unaudited)
See accompanying notes.
BONDS (continued)
Principal
Amount Value
Banks (continued)
U.S. Bancorp , Series N
(5-year Treasury Constant Maturity Rate +
2.54%),
3.70%, 01/15/2027
(a),(b)
$ 809,000 $ 701,654
UBS Group AG
(5-year Treasury Constant Maturity Rate +
4.75%),
9.25%, 11/13/2028
(a),(b),(c)
800,000 866,780
Wells Fargo & Co.
(5-year Treasury Constant Maturity Rate +
3.61%),
7.63%, 09/15/2028
(a),(b)
400,000 427,483
Wells Fargo & Co. , Series BB
(5-year Treasury Constant Maturity Rate +
3.45%),
3.90%, 03/15/2026
(a),(b)
328,000 312,068
$ 16,785,028
Diversified Financial Services - 11 .20%
American Express Co. , Series D
(5-year Treasury Constant Maturity Rate +
2.85%),
3.55%, 09/15/2026
(a),(b)
845,000 782,138
Capital One Financial Corp. , Series M
(5-year Treasury Constant Maturity Rate +
3.16%),
3.95%, 09/01/2026
(a),(b)
209,000 185,649
Charles Schwab Corp. , Series G
(5-year Treasury Constant Maturity Rate +
4.97%),
5.38%, 06/01/2025
(a),(b)
375,000 372,405
Charles Schwab Corp. , Series I
(5-year Treasury Constant Maturity Rate +
3.17%),
4.00%, 06/01/2026
(a),(b)
328,000 306,868
Discover Financial Services , Series D
(5-year Treasury Constant Maturity Rate +
5.78%),
6.13%, 06/23/2025
(a),(b)
575,000 576,187
Voya Financial, Inc. , Series A
(5-year Treasury Constant Maturity Rate +
3.36%),
7.76%, 09/15/2028
(a),(b)
460,000 476,995
$ 2,700,242
Electric - 6 .95%
Dominion Energy, Inc. , Series B
(5-year Treasury Constant Maturity Rate +
2.99%),
4.65%, 12/15/2024
(a),(b)
460,000 450,259
BONDS (continued)
Principal
Amount Value
Electric (continued)
Dominion Energy, Inc. , Series C
(5-year Treasury Constant Maturity Rate +
3.20%),
4.35%, 01/15/2027
(a),(b)
$ 700,000 $ 655,316
Duke Energy Corp.
(5-year Treasury Constant Maturity Rate +
3.39%),
4.88%, 09/16/2024
(a),(b)
575,000 569,987
$ 1,675,562
Insurance - 0 .88%
MetLife, Inc. , Series G
(5-year Treasury Constant Maturity Rate +
3.58%),
3.85%, 09/15/2025
(a),(b)
220,000 211,465
Oil & Gas - 1 .72%
BP Capital Markets PLC
(5-year Treasury Constant Maturity Rate +
2.15%),
6.45%, 12/01/2033
(a),(b)
400,000 414,235
TOTAL BONDS a $ 21,786,532
INVESTMENT COMPANIES - 1 .16 % Shares Held Value
Money Market Funds - 1 .16% - —
State Street Institutional U.S. Government
Money Market Fund, Premier Class 5.26%
(e)
280,874 $ 280,874
TOTAL INVESTMENT COMPANIES a $ 280,874
Total Investments $ 23,865,229
Other Assets and Liabilities - 1.02% 246,034
TOTAL NET ASSETS - 100.00% $ 24,111,263
(a)
Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(b)
Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,923,832 or 7.98% of net assets.
(d)
Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $4,454,900 or 18.48% of net assets.
(e)
1-day yield shown as of period end.
Portfolio Summary
Sector Percent
Financial 86.86%
Utilities 6.95%
Communications 2.29%
Energy 1.72%
Money Market Funds 1.16%
Other Assets and Liabilities 1.02%
TOTAL NET ASSETS 100.00%

Schedule of Investments
Principal U.S. Mega-Cap ETF
March 31, 2024 (unaudited)
See accompanying notes.
COMMON STOCKS - 99 .69 % Shares Held Value
Auto Manufacturers - 1 .85% - —
Tesla, Inc.
(a)
238,957 $ 42,006,251
Banks - 6 .02%
Bank of America Corp. 1,319,052 50,018,452
JPMorgan Chase & Co. 281,723 56,429,117
Wells Fargo & Co. 524,961 30,426,739
$ 136,874,308
Beverages - 2 .55%
Coca-Cola Co. 615,176 37,636,468
PepsiCo, Inc. 116,828 20,446,068
$ 58,082,536
Chemicals - 1 .21%
Linde PLC 59,205 27,490,066
Computers - 8 .93%
Accenture PLC, Class A 207,322 71,859,878
Apple, Inc. 765,743 131,309,610
$ 203,169,488
Cosmetics & Personal Care - 1 .80%
Procter & Gamble Co. 252,428 40,956,443
Diversified Financial Services - 6 .23%
Mastercard, Inc., Class A 152,587 73,481,321
Visa, Inc., Class A 244,736 68,300,923
$ 141,782,244
Electric - 0 .77%
NextEra Energy, Inc. 274,183 17,523,036
Environmental Control - 0 .30%
Veralto Corp. 75,553 6,698,529
Healthcare - Products - 6 .01%
Abbott Laboratories 352,851 40,105,045
Danaher Corp. 226,521 56,566,824
Thermo Fisher Scientific, Inc. 68,911 40,051,762
$ 136,723,631
Healthcare - Services - 2 .58%
UnitedHealth Group, Inc. 118,631 58,686,756
Insurance - 1 .23%
Berkshire Hathaway, Inc., Class B
(a)
66,668 28,035,227
Internet - 10 .51%
Alphabet, Inc., Class A
(a)
544,511 82,183,045
Amazon.com, Inc.
(a)
370,170 66,771,265
Meta Platforms, Inc., Class A 185,815 90,228,048
$ 239,182,358
Media - 2 .26%
Comcast Corp., Class A 573,650 24,867,728
Walt Disney Co. 217,462 26,608,650
$ 51,476,378
Oil & Gas - 4 .14%
Chevron Corp. 232,882 36,734,807
Exxon Mobil Corp. 493,776 57,396,522
$ 94,131,329
COMMON STOCKS (continued) Shares Held Value
Pharmaceuticals - 9 .28%
AbbVie, Inc. 242,601 $ 44,177,642
Eli Lilly & Co. 56,559 44,000,640
Johnson & Johnson 242,862 38,418,340
Merck & Co., Inc. 341,515 45,062,904
Pfizer, Inc. 1,424,562 39,531,595
$ 211,191,121
Retail - 7 .94%
Costco Wholesale Corp. 113,355 83,047,274
Home Depot, Inc. 131,958 50,619,089
McDonald's Corp. 74,259 20,937,325
Walmart, Inc. 430,815 25,922,138
$ 180,525,826
Semiconductors - 11 .14%
Broadcom, Inc. 62,558 82,914,999
NVIDIA Corp. 145,876 131,807,718
Texas Instruments, Inc. 222,600 38,779,146
$ 253,501,863
Software - 13 .10%
Adobe, Inc.
(a)
151,975 76,686,585
Microsoft Corp. 383,836 161,487,482
Salesforce, Inc. 198,929 59,913,436
$ 298,087,503
Telecommunications - 1 .84%
Cisco Systems, Inc. 840,217 41,935,230
TOTAL COMMON STOCKS a $ 2,268,060,123
INVESTMENT COMPANIES - 0 .25 % Shares Held Value
Money Market Funds - 0 .25% - —
State Street Institutional U.S. Government
Money Market Fund, Premier Class 5.26%
(b)
5,662,432 $ 5,662,432
TOTAL INVESTMENT COMPANIES a $ 5,662,432
Total Investments $ 2,273,722,555
Other Assets and Liabilities - 0.06% 1,396,913
TOTAL NET ASSETS - 100.00% $ 2,275,119,468
(a)
Non-income producing security.
(b)
1-day yield shown as of period end.
Portfolio Summary
Sector Percent
Technology 33.17%
Consumer, Non-cyclical 22.22%
Communications 14.61%
Financial 13.48%
Consumer, Cyclical 9.79%
Energy 4.14%
Basic Materials 1.21%
Utilities 0.77%
Industrial 0.30%
Money Market Funds 0.25%
Other Assets and Liabilities 0.06%
TOTAL NET ASSETS 100.00%

Schedule of Investments
Principal U.S. Small-Cap ETF
March 31, 2024 (unaudited)
See accompanying notes.
COMMON STOCKS - 99 .54 % Shares Held Value
Advertising - 0 .03% - —
Advantage Solutions, Inc.
(a)
32,826 $ 142,137
Aerospace & Defense - 0 .46%
Leonardo DRS, Inc.
(a)
48,609 1,073,773
Moog, Inc., Class A 8,330 1,329,884
$ 2,403,657
Agriculture - 0 .29%
Andersons, Inc. 6,509 373,421
Dole PLC 20,208 241,082
Fresh Del Monte Produce, Inc. 8,917 231,040
Turning Point Brands, Inc. 5,460 159,978
Universal Corp. 5,249 271,478
Vital Farms, Inc.
(a)
10,944 254,448
$ 1,531,447
Apparel - 0 .50%
Kontoor Brands, Inc. 17,216 1,037,264
Oxford Industries, Inc. 6,287 706,659
Steven Madden Ltd. 21,189 895,871
$ 2,639,794
Auto Manufacturers - 0 .36%
Blue Bird Corp.
(a)
20,307 778,570
REV Group, Inc. 11,775 260,110
Wabash National Corp. 27,857 834,039
$ 1,872,719
Auto Parts & Equipment - 0 .45%
Fox Factory Holding Corp.
(a)
13,852 721,273
Standard Motor Products, Inc. 4,575 153,491
Visteon Corp.
(a)
9,847 1,158,106
XPEL, Inc.
(a)
5,637 304,511
$ 2,337,381
Banks - 7 .33%
Amalgamated Financial Corp. 13,881 333,144
Ameris Bancorp 34,922 1,689,526
Bancorp, Inc.
(a)
35,344 1,182,610
Bank of NT Butterfield & Son Ltd. 19,777 632,666
Byline Bancorp, Inc. 11,867 257,751
Cadence Bank 133,128 3,860,712
Central Pacific Financial Corp. 16,192 319,792
City Holding Co. 6,702 698,482
ConnectOne Bancorp, Inc. 15,344 299,208
Customers Bancorp, Inc.
(a)
30,446 1,615,465
CVB Financial Corp. 85,645 1,527,907
Eagle Bancorp, Inc. 22,794 535,431
Enterprise Financial Services Corp. 13,761 558,146
FB Financial Corp. 14,025 528,181
First BanCorp 107,996 1,894,250
First Merchants Corp. 21,282 742,742
Fulton Financial Corp. 98,288 1,561,796
Heartland Financial USA, Inc. 18,426 647,674
Heritage Financial Corp. 19,120 370,737
Independent Bank Corp. 23,039 1,198,489
Independent Bank Corp. 9,402 238,341
International Bancshares Corp. 20,023 1,124,091
Live Oak Bancshares, Inc. 18,783 779,682
Mercantile Bank Corp. 5,914 227,630
Merchants Bancorp 11,735 506,717
Metropolitan Bank Holding Corp.
(a)
10,938 421,113
Nicolet Bankshares, Inc. 4,133 355,397
OFG Bancorp 20,052 738,114
Old National Bancorp 183,355 3,192,211
Old Second Bancorp, Inc. 21,502 297,588
Peoples Bancorp, Inc. 12,874 381,199
Preferred Bank 8,254 633,660
Premier Financial Corp. 14,487 294,086
QCR Holdings, Inc. 5,097 309,592
S&T Bancorp, Inc. 15,539 498,491
SouthState Corp. 36,893 3,137,012
TriCo Bancshares 9,456 347,792
Triumph Financial, Inc.
(a)
13,946 1,106,197
UMB Financial Corp. 21,719 1,889,336
Veritex Holdings, Inc. 34,170 700,143
COMMON STOCKS (continued) Shares Held Value
Banks (continued)
Westamerica BanCorp 14,772 $ 722,055
$ 38,355,156
Beverages - 0 .34%
Coca-Cola Consolidated, Inc. 1,378 1,166,353
Vita Coco Co., Inc.
(a)
25,935 633,592
$ 1,799,945
Biotechnology - 3 .83%
ACADIA Pharmaceuticals, Inc.
(a)
49,771 920,266
ADMA Biologics, Inc.
(a)
78,396 517,414
Amicus Therapeutics, Inc.
(a)
166,607 1,962,631
ANI Pharmaceuticals, Inc.
(a)
6,702 463,309
Arcellx, Inc.
(a)
25,933 1,803,640
Arcturus Therapeutics Holdings, Inc.
(a)
11,040 372,821
Ardelyx, Inc.
(a)
93,354 681,484
Bridgebio Pharma, Inc.
(a)
90,495 2,798,105
Chinook Therapeutics, Inc.
(a),(b)
9,658 3,863
Dynavax Technologies Corp.
(a)
94,662 1,174,755
Evolus, Inc.
(a)
20,372 285,208
EyePoint Pharmaceuticals, Inc.
(a)
1,023 21,145
Halozyme Therapeutics, Inc.
(a)
66,952 2,723,607
Innoviva, Inc.
(a)
30,905 470,992
Intra-Cellular Therapies, Inc.
(a)
40,043 2,770,976
Kiniksa Pharmaceuticals Ltd., Class A
(a)
18,597 366,919
Ligand Pharmaceuticals, Inc.
(a)
4,767 348,468
Liquidia Corp.
(a)
19,390 286,003
MacroGenics, Inc.
(a)
19,505 287,114
Organogenesis Holdings, Inc.
(a)
26,937 76,501
Veracyte, Inc.
(a)
30,543 676,833
Vericel Corp.
(a)
16,263 846,001
Zymeworks, Inc.
(a)
19,589 206,076
$ 20,064,131
Building Materials - 3 .79%
AAON, Inc. 22,661 1,996,434
American Woodmark Corp.
(a)
6,427 653,369
Apogee Enterprises, Inc. 8,036 475,731
Boise Cascade Co. 14,111 2,164,204
Gibraltar Industries, Inc.
(a)
10,210 822,211
Griffon Corp. 26,509 1,944,170
JELD-WEN Holding, Inc.
(a)
25,976 551,471
LSI Industries, Inc. 9,862 149,113
Masonite International Corp.
(a)
15,781 2,074,412
Masterbrand, Inc.
(a)
44,511 834,136
Modine Manufacturing Co.
(a)
20,720 1,972,337
Simpson Manufacturing Co., Inc. 12,939 2,654,824
Summit Materials, Inc., Class A
(a)
32,108 1,431,054
UFP Industries, Inc. 16,981 2,088,833
$ 19,812,299
Chemicals - 1 .32%
AdvanSix, Inc. 7,250 207,350
Balchem Corp. 4,547 704,557
Cabot Corp. 13,492 1,243,962
Hawkins, Inc. 4,591 352,589
HB Fuller Co. 14,027 1,118,513
Ingevity Corp.
(a)
10,017 477,811
Innospec, Inc. 3,555 458,382
Koppers Holdings, Inc. 6,313 348,288
Orion SA 16,742 393,772
Quaker Chemical Corp. 3,937 808,069
Rogers Corp.
(a)
6,588 781,930
$ 6,895,223
Coal - 2 .00%
Alpha Metallurgical Resources, Inc. 7,862 2,603,659
Arch Resources, Inc. 13,612 2,188,674
CONSOL Energy, Inc. 13,316 1,115,348
Hallador Energy Co.
(a)
10,704 57,052
Peabody Energy Corp. 74,618 1,810,233
Ramaco Resources, Inc., Class A 52,111 877,549
SunCoke Energy, Inc. 23,130 260,675
Warrior Met Coal, Inc. 25,802 1,566,181
$ 10,479,371

Schedule of Investments
Principal U.S. Small-Cap ETF
March 31, 2024 (unaudited)
See accompanying notes.
COMMON STOCKS (continued) Shares Held Value
Commercial Services - 5 .41%
Adtalem Global Education, Inc.
(a)
18,703 $ 961,334
Alarm.com Holdings, Inc.
(a)
12,716 921,529
AMN Healthcare Services, Inc.
(a)
26,080 1,630,261
API Group Corp.
(a)
72,675 2,853,947
Barrett Business Services, Inc. 2,188 277,263
Brink's Co. 15,005 1,386,162
CBIZ, Inc.
(a)
13,011 1,021,364
CorVel Corp.
(a)
1,685 443,088
CRA International, Inc. 1,959 293,027
Cross Country Healthcare, Inc.
(a)
17,785 332,935
EVERTEC, Inc. 25,482 1,016,732
First Advantage Corp. 18,104 293,647
Huron Consulting Group, Inc.
(a)
6,370 615,469
ICF International, Inc. 6,436 969,455
Insperity, Inc. 14,433 1,582,001
Kforce, Inc. 7,253 511,482
LiveRamp Holdings, Inc.
(a)
24,569 847,631
Medifast, Inc. 8,020 307,326
National Research Corp. 3,643 144,299
Payoneer Global, Inc.
(a)
221,716 1,077,540
Perdoceo Education Corp. 15,833 278,027
PROG Holdings, Inc. 33,235 1,144,613
Progyny, Inc.
(a)
35,206 1,343,109
StoneCo Ltd., Class A
(a)
189,743 3,151,631
Stride, Inc.
(a)
23,504 1,481,927
Target Hospitality Corp.
(a)
22,460 244,140
Transcat, Inc.
(a)
2,687 299,412
TriNet Group, Inc. 15,232 2,018,088
Upbound Group, Inc. 14,451 508,820
ZipRecruiter, Inc., Class A
(a)
32,589 374,448
$ 28,330,707
Computers - 4 .32%
ASGN, Inc.
(a)
17,803 1,865,042
Corsair Gaming, Inc.
(a)
36,388 449,028
Cricut, Inc., Class A 24,432 116,296
ExlService Holdings, Inc.
(a)
51,666 1,642,979
Grid Dynamics Holdings, Inc.
(a)
29,558 363,268
Insight Enterprises, Inc.
(a)
9,090 1,686,377
Integral Ad Science Holding Corp.
(a)
46,855 467,144
Mitek Systems, Inc.
(a)
33,664 474,663
Parsons Corp.
(a)
35,016 2,904,577
Qualys, Inc.
(a)
15,098 2,519,403
Rapid7, Inc.
(a)
30,619 1,501,556
Super Micro Computer, Inc.
(a)
6,005 6,065,230
Varonis Systems, Inc.
(a)
54,247 2,558,831
$ 22,614,394
Cosmetics & Personal Care - 0 .88%
elf Beauty, Inc.
(a)
20,615 4,041,159
Inter Parfums, Inc. 3,912 549,675
$ 4,590,834
Distribution & Wholesale - 0 .52%
G-III Apparel Group Ltd.
(a)
23,433 679,792
Hudson Technologies, Inc.
(a)
20,925 230,384
Rush Enterprises, Inc., Class A 22,414 1,199,597
ScanSource, Inc.
(a)
13,549 596,698
$ 2,706,471
Diversified Financial Services - 3 .19%
AssetMark Financial Holdings, Inc.
(a)
9,690 343,123
Enact Holdings, Inc. 24,647 768,493
Enova International, Inc.
(a)
22,136 1,390,805
Federal Agricultural Mortgage Corp., Class C 4,420 870,210
Hamilton Lane, Inc., Class A 14,812 1,670,201
Mr. Cooper Group, Inc.
(a)
37,984 2,960,853
Pagseguro Digital Ltd., Class A
(a)
259,774 3,709,573
PJT Partners, Inc., Class A 20,596 1,941,379
Victory Capital Holdings, Inc., Class A 36,112 1,532,232
Virtus Investment Partners, Inc. 3,772 935,380
World Acceptance Corp.
(a)
4,084 592,098
$ 16,714,347
COMMON STOCKS (continued) Shares Held Value
Electric - 1 .45%
ALLETE, Inc. 31,467 $ 1,876,692
Black Hills Corp. 45,306 2,473,708
Genie Energy Ltd., Class B 26,948 406,376
MGE Energy, Inc. 15,916 1,252,907
Otter Tail Corp. 18,163 1,569,283
$ 7,578,966
Electrical Components & Equipment - 1 .45%
Belden, Inc. 12,741 1,179,944
Encore Wire Corp. 9,881 2,596,529
Energizer Holdings, Inc. 15,350 451,904
EnerSys 15,495 1,463,658
Insteel Industries, Inc. 7,315 279,579
Novanta, Inc.
(a)
7,192 1,256,946
Powell Industries, Inc. 2,438 346,927
$ 7,575,487
Electronics - 2 .47%
Atkore, Inc. 23,539 4,480,884
Badger Meter, Inc. 7,399 1,197,232
Bel Fuse, Inc., Class B 6,616 399,011
CTS Corp. 12,746 596,385
ESCO Technologies, Inc. 5,904 632,023
Kimball Electronics, Inc.
(a)
14,050 304,183
Mesa Laboratories, Inc. 3,008 330,068
Napco Security Technologies, Inc. 16,806 674,929
NVE Corp. 4,258 383,986
OSI Systems, Inc.
(a)
5,334 761,802
Plexus Corp.
(a)
7,373 699,108
Sanmina Corp.
(a)
17,742 1,103,198
Vishay Intertechnology, Inc. 60,165 1,364,542
$ 12,927,351
Energy - Alternate Sources - 0 .04%
Montauk Renewables, Inc.
(a)
14,829 61,689
REX American Resources Corp.
(a)
2,554 149,945
$ 211,634
Engineering & Construction - 2 .53%
Arcosa, Inc. 15,562 1,336,153
Comfort Systems USA, Inc. 15,067 4,786,937
Construction Partners, Inc., Class A
(a)
16,014 899,186
Frontdoor, Inc.
(a)
26,551 865,032
IES Holdings, Inc.
(a)
3,046 370,515
Limbach Holdings, Inc.
(a)
9,178 380,153
MYR Group, Inc.
(a)
6,529 1,154,001
Primoris Services Corp. 23,197 987,496
Sterling Infrastructure, Inc.
(a)
22,072 2,434,762
$ 13,214,235
Entertainment - 0 .31%
Accel Entertainment, Inc.
(a)
11,246 132,590
IMAX Corp.
(a)
47,801 772,942
Lions Gate Entertainment Corp., Class B
(a)
54,195 504,555
Monarch Casino & Resort, Inc. 2,949 221,146
$ 1,631,233
Environmental Control - 0 .06%
CECO Environmental Corp.
(a)
13,040 300,181
Food - 0 .97%
Cal-Maine Foods, Inc. 19,639 1,155,755
John B Sanfilippo & Son, Inc. 1,991 210,887
Lancaster Colony Corp. 3,254 675,628
Simply Good Foods Co.
(a)
20,162 686,113
Sprouts Farmers Market, Inc.
(a)
35,998 2,321,151
$ 5,049,534
Forest Products & Paper - 0 .14%
Sylvamo Corp. 11,701 722,420
Gas - 0 .87%
Chesapeake Utilities Corp. 16,511 1,771,630
ONE Gas, Inc. 43,209 2,788,277
$ 4,559,907
Hand & Machine Tools - 0 .26%
Cadre Holdings, Inc. 10,478 379,304
Franklin Electric Co., Inc. 9,051 966,737
$ 1,346,041

Schedule of Investments
Principal U.S. Small-Cap ETF
March 31, 2024 (unaudited)
See accompanying notes.
COMMON STOCKS (continued) Shares Held Value
Healthcare - Products - 5 .28%
Artivion, Inc.
(a)
11,756 $ 248,757
Atrion Corp. 419 194,227
Avanos Medical, Inc.
(a)
15,819 314,956
Axonics, Inc.
(a)
27,017 1,863,362
CONMED Corp. 25,183 2,016,655
Haemonetics Corp.
(a)
17,954 1,532,374
Inari Medical, Inc.
(a)
35,822 1,718,740
Inmode Ltd.
(a)
75,351 1,628,335
Integer Holdings Corp.
(a)
10,527 1,228,290
Lantheus Holdings, Inc.
(a)
50,012 3,112,747
LeMaitre Vascular, Inc. 4,577 303,730
LivaNova PLC
(a)
27,040 1,512,618
Merit Medical Systems, Inc.
(a)
25,286 1,915,415
MiMedx Group, Inc.
(a)
33,572 258,504
Neogen Corp.
(a)
109,691 1,730,924
OmniAb, Inc., Earnout Shares
(a)
1,130 —
OmniAb, Inc., Earnout Shares
(a)
1,130 —
Omnicell, Inc.
(a)
27,657 808,414
OraSure Technologies, Inc.
(a)
38,638 237,624
Patterson Cos., Inc. 49,477 1,368,039
Quanterix Corp.
(a)
16,795 395,690
RxSight, Inc.
(a)
19,256 993,224
Semler Scientific, Inc.
(a)
2,713 79,247
STAAR Surgical Co.
(a)
48,270 1,847,776
Tactile Systems Technology, Inc.
(a)
14,744 239,590
Twist Bioscience Corp.
(a)
25,096 861,044
UFP Technologies, Inc.
(a)
2,955 745,251
Varex Imaging Corp.
(a)
15,830 286,523
Zynex, Inc.
(a),(c)
15,228 188,370
$ 27,630,426
Healthcare - Services - 1 .71%
Accolade, Inc.
(a)
15,547 162,933
Addus HomeCare Corp.
(a)
3,993 412,637
Astrana Health, Inc.
(a)
8,815 370,142
Ensign Group, Inc. 12,453 1,549,402
HealthEquity, Inc.
(a)
36,717 2,997,209
LifeStance Health Group, Inc.
(a),(c)
53,086 327,541
National HealthCare Corp. 5,255 496,650
Pediatrix Medical Group, Inc.
(a)
36,184 362,925
Pennant Group, Inc.
(a)
6,203 121,765
RadNet, Inc.
(a)
19,046 926,778
Select Medical Holdings Corp. 26,316 793,427
U.S. Physical Therapy, Inc. 3,641 410,960
$ 8,932,369
Home Builders - 3 .84%
Beazer Homes USA, Inc.
(a)
15,367 504,038
Cavco Industries, Inc.
(a)
2,551 1,018,002
Century Communities, Inc. 6,840 660,060
Dream Finders Homes, Inc., Class A
(a)
13,115 573,519
Forestar Group, Inc.
(a)
10,558 424,326
Green Brick Partners, Inc.
(a)
11,079 667,288
Hovnanian Enterprises, Inc., Class A
(a)
2,415 379,010
Installed Building Products, Inc. 7,576 1,960,139
KB Home 41,663 2,953,073
Landsea Homes Corp.
(a)
6,919 100,533
LCI Industries 8,155 1,003,554
M/I Homes, Inc.
(a)
11,661 1,589,278
MDC Holdings, Inc. 13,566 853,437
Meritage Homes Corp. 11,914 2,090,430
Skyline Champion Corp.
(a)
10,528 894,985
Taylor Morrison Home Corp.
(a)
31,280 1,944,678
Tri Pointe Homes, Inc.
(a)
26,285 1,016,178
Winnebago Industries, Inc. 19,417 1,436,858
$ 20,069,386
Home Furnishings - 0 .17%
Daktronics, Inc.
(a)
64,556 642,978
Ethan Allen Interiors, Inc. 7,437 257,097
$ 900,075
Household Products & Wares - 0 .53%
Central Garden & Pet Co.
(a)
3,580 153,332
COMMON STOCKS (continued) Shares Held Value
Household Products & Wares (continued)
Central Garden & Pet Co., Class A
(a)
8,596 $ 317,364
Helen of Troy Ltd.
(a)
8,800 1,014,112
Quanex Building Products Corp. 8,252 317,124
WD-40 Co. 3,787 959,285
$ 2,761,217
Insurance - 3 .60%
American Equity Investment Life Holding Co.
(a)
46,181 2,596,296
Essent Group Ltd. 37,879 2,254,179
Goosehead Insurance, Inc., Class A
(a)
17,890 1,191,832
HCI Group, Inc. 9,800 1,137,584
Jackson Financial, Inc., Class A 59,503 3,935,528
NMI Holdings, Inc., Class A
(a)
39,249 1,269,313
Palomar Holdings, Inc.
(a)
13,037 1,092,892
Selective Insurance Group, Inc. 25,974 2,835,581
SiriusPoint Ltd.
(a)
47,019 597,611
Skyward Specialty Insurance Group, Inc.
(a)
41,121 1,538,337
Universal Insurance Holdings, Inc. 19,602 398,313
$ 18,847,466
Internet - 2 .05%
Cargurus, Inc.
(a)
43,544 1,004,996
ePlus, Inc.
(a)
8,454 663,977
HealthStream, Inc. 4,267 113,758
Opendoor Technologies, Inc.
(a)
549,164 1,663,967
Perficient, Inc.
(a)
9,911 557,890
Q2 Holdings, Inc.
(a)
29,933 1,573,279
Shutterstock, Inc. 25,673 1,176,080
Solo Brands, Inc., Class A
(a)
17,265 37,465
Sprinklr, Inc., Class A
(a)
75,454 925,821
Squarespace, Inc., Class A
(a)
32,526 1,185,247
TechTarget, Inc.
(a)
8,684 287,267
Yelp, Inc.
(a)
39,483 1,555,630
$ 10,745,377
Iron & Steel - 0 .85%
Carpenter Technology Corp. 25,386 1,813,068
Commercial Metals Co. 45,009 2,645,179
$ 4,458,247
Leisure Time - 0 .25%
Acushnet Holdings Corp. 10,533 694,651
Malibu Boats, Inc., Class A
(a)
6,741 291,751
MasterCraft Boat Holdings, Inc.
(a)
4,306 102,138
Xponential Fitness, Inc., Class A
(a)
13,784 227,988
$ 1,316,528
Machinery - Construction & Mining - 0 .50%
Terex Corp. 40,955 2,637,502
Machinery - Diversified - 1 .55%
Alamo Group, Inc. 3,203 731,341
Applied Industrial Technologies, Inc. 11,964 2,363,488
CSW Industrials, Inc. 4,435 1,040,451
DXP Enterprises, Inc.
(a)
3,869 207,881
Kadant, Inc. 4,396 1,442,328
Tennant Co. 6,824 829,867
Watts Water Technologies, Inc., Class A 6,946 1,476,372
$ 8,091,728
Media - 0 .57%
AMC Networks, Inc., Class A
(a)
21,168 256,768
Gray Television, Inc. 46,598 294,499
Liberty Latin America Ltd., Class A
(a)
16,541 115,291
Liberty Latin America Ltd., Class C
(a)
46,293 323,588
Sinclair, Inc. 16,537 222,753
TEGNA, Inc. 119,708 1,788,438
$ 3,001,337
Metal Fabrication & Hardware - 0 .74%
Mueller Industries, Inc. 36,760 1,982,467
Olympic Steel, Inc. 3,082 218,452
Ryerson Holding Corp. 9,388 314,498
Standex International Corp. 3,496 637,041
Worthington Enterprises, Inc. 11,857 737,861
$ 3,890,319
Mining - 0 .14%
Constellium SE
(a)
24,507 541,850

Schedule of Investments
Principal U.S. Small-Cap ETF
March 31, 2024 (unaudited)
See accompanying notes.
COMMON STOCKS (continued) Shares Held Value
Mining (continued)
U.S. Lime & Minerals, Inc. 556 $ 165,766
$ 707,616
Miscellaneous Manufacturers - 0 .72%
Fabrinet
(a)
10,292 1,945,394
Federal Signal Corp. 16,135 1,369,377
Materion Corp. 3,624 477,462
$ 3,792,233
Multi-National - 0 .07%
Banco Latinoamericano de Comercio Exterior
SA 12,510 370,546
Oil & Gas - 4 .43%
California Resources Corp. 15,723 866,337
Chord Energy Corp. 14,019 2,498,747
CNX Resources Corp.
(a)
82,739 1,962,569
CVR Energy, Inc. 22,174 790,725
Evolution Petroleum Corp. 11,339 69,621
Granite Ridge Resources, Inc. 19,138 124,397
Gulfport Energy Corp.
(a)
4,743 759,449
Matador Resources Co. 37,538 2,506,412
Par Pacific Holdings, Inc.
(a)
20,589 763,028
PBF Energy, Inc., Class A 57,443 3,306,994
Permian Resources Corp. 251,394 4,439,618
SM Energy Co. 38,998 1,944,050
Vitesse Energy, Inc. 7,583 179,945
Weatherford International PLC
(a)
25,828 2,981,068
$ 23,192,960
Oil & Gas Services - 1 .17%
ChampionX Corp. 48,738 1,749,207
Helix Energy Solutions Group, Inc.
(a)
57,064 618,574
Liberty Energy, Inc. 74,132 1,536,015
Newpark Resources, Inc.
(a)
25,528 184,312
Tidewater, Inc.
(a)
21,982 2,022,344
$ 6,110,452
Packaging & Containers - 0 .13%
Greif, Inc., Class A 6,689 461,875
Pactiv Evergreen, Inc. 14,556 208,442
$ 670,317
Pharmaceuticals - 2 .88%
Alkermes PLC
(a)
90,592 2,452,325
Amneal Pharmaceuticals, Inc.
(a)
63,700 386,022
Amphastar Pharmaceuticals, Inc.
(a)
23,772 1,043,829
BellRing Brands, Inc.
(a)
37,362 2,205,479
Catalyst Pharmaceuticals, Inc.
(a)
67,399 1,074,340
Collegium Pharmaceutical, Inc.
(a)
16,021 621,935
Corcept Therapeutics, Inc.
(a)
54,623 1,375,953
Harmony Biosciences Holdings, Inc.
(a)
21,178 711,157
Ironwood Pharmaceuticals, Inc.
(a)
90,215 785,773
Option Care Health, Inc.
(a)
71,421 2,395,460
Pacira BioSciences, Inc.
(a)
23,634 690,586
PetIQ, Inc.
(a)
13,509 246,945
Phibro Animal Health Corp., Class A 9,183 118,736
Prestige Consumer Healthcare, Inc.
(a)
11,650 845,324
Xeris Biopharma Holdings, Inc.
(a)
46,296 102,314
$ 15,056,178
Real Estate - 0 .28%
McGrath RentCorp 5,836 719,987
RMR Group, Inc., Class A 4,887 117,288
St. Joe Co. 10,596 614,250
$ 1,451,525
REITs - 5 .45%
Acadia Realty Trust 49,721 845,754
Alexander's, Inc. 634 137,667
American Assets Trust, Inc. 21,551 472,182
Apple Hospitality REIT, Inc. 138,771 2,273,069
Armada Hoffler Properties, Inc. 20,051 208,530
Broadstone Net Lease, Inc. 66,276 1,038,545
CareTrust REIT, Inc. 81,547 1,987,300
CBL & Associates Properties, Inc. 4,784 109,601
Centerspace 4,316 246,616
DiamondRock Hospitality Co. 105,058 1,009,607
COMMON STOCKS (continued) Shares Held Value
REITs (continued)
Empire State Realty Trust, Inc., Class A 71,333 $ 722,603
Essential Properties Realty Trust, Inc. 79,703 2,124,882
Four Corners Property Trust, Inc. 36,122 883,905
Franklin BSP Realty Trust, Inc. 30,118 402,377
Global Medical REIT, Inc. 21,070 184,363
Hudson Pacific Properties, Inc. 144,594 932,631
Innovative Industrial Properties, Inc. 15,504 1,605,284
Kite Realty Group Trust 116,053 2,516,029
KKR Real Estate Finance Trust, Inc. 43,899 441,624
NexPoint Residential Trust, Inc. 8,326 268,014
Piedmont Office Realty Trust, Inc., Class A 60,929 428,331
Ryman Hospitality Properties, Inc. 25,210 2,914,528
Service Properties Trust 49,741 337,244
SITE Centers Corp. 130,950 1,918,418
Tanger, Inc. 48,477 1,431,526
Terreno Realty Corp. 33,169 2,202,422
Uniti Group, Inc. 94,462 557,326
Universal Health Realty Income Trust 2,995 109,947
Whitestone REIT 18,052 226,553
$ 28,536,878
Retail - 5 .92%
Academy Sports & Outdoors, Inc. 49,937 3,372,745
Beacon Roofing Supply, Inc.
(a)
39,572 3,878,847
Bloomin' Brands, Inc. 43,211 1,239,291
BlueLinx Holdings, Inc.
(a)
4,525 589,336
Boot Barn Holdings, Inc.
(a)
32,250 3,068,588
Buckle, Inc. 18,685 752,445
Build-A-Bear Workshop, Inc. 10,990 328,271
Carrols Restaurant Group, Inc. 28,233 268,496
Chuy's Holdings, Inc.
(a)
4,282 144,432
Dillard's, Inc., Class A
(c)
3,813 1,798,363
FirstCash Holdings, Inc. 18,286 2,332,196
GMS, Inc.
(a)
15,469 1,505,752
Group 1 Automotive, Inc. 5,050 1,475,762
Guess?, Inc. 33,850 1,065,260
Hibbett, Inc. 8,310 638,291
Jack in the Box, Inc. 13,616 932,424
La-Z-Boy, Inc. 12,874 484,320
Patrick Industries, Inc. 4,334 517,783
PC Connection, Inc. 6,422 423,402
PriceSmart, Inc. 4,891 410,844
Shoe Carnival, Inc. 7,329 268,535
Signet Jewelers Ltd. 24,032 2,404,882
Urban Outfitters, Inc.
(a)
60,112 2,610,063
Vera Bradley, Inc.
(a)
11,864 80,675
Winmark Corp. 1,118 404,381
$ 30,995,384
Savings & Loans - 0 .32%
OceanFirst Financial Corp. 26,268 431,058
WSFS Financial Corp. 26,997 1,218,644
$ 1,649,702
Semiconductors - 3 .19%
ACM Research, Inc., Class A
(a)
57,499 1,675,521
Amkor Technology, Inc. 40,594 1,308,751
Axcelis Technologies, Inc.
(a)
26,338 2,937,214
Diodes, Inc.
(a)
19,377 1,366,079
MACOM Technology Solutions Holdings, Inc.
(a)
21,230 2,030,437
Onto Innovation, Inc.
(a)
14,781 2,676,543
Photronics, Inc.
(a)
26,219 742,522
Rambus, Inc.
(a)
50,327 3,110,712
Veeco Instruments, Inc.
(a)
23,420 823,681
$ 16,671,460
Software - 4 .13%
8x8, Inc.
(a)
148,921 402,087
ACI Worldwide, Inc.
(a)
35,434 1,176,763
Adeia, Inc. 37,774 412,492
Agilysys, Inc.
(a)
10,237 862,570
Altair Engineering, Inc., Class A
(a)
16,975 1,462,396
AvePoint, Inc.
(a)
60,723 480,926
Blackbaud, Inc.
(a)
11,307 838,301

Schedule of Investments
Principal U.S. Small-Cap ETF
March 31, 2024 (unaudited)
See accompanying notes.
COMMON STOCKS (continued) Shares Held Value
Software (continued)
Box, Inc., Class A
(a)
65,221 $ 1,847,059
CommVault Systems, Inc.
(a)
11,139 1,129,829
Definitive Healthcare Corp.
(a)
30,239 244,029
Digi International, Inc.
(a)
16,449 525,217
DigitalOcean Holdings, Inc.
(a)
42,420 1,619,596
Donnelley Financial Solutions, Inc.
(a)
13,945 864,729
Enfusion, Inc., Class A
(a)
43,595 403,254
Everbridge, Inc.
(a)
25,438 886,005
Health Catalyst, Inc.
(a)
20,545 154,704
Immersion Corp. 47,556 355,719
N-able, Inc.
(a)
33,937 443,557
PowerSchool Holdings, Inc., Class A
(a)
30,301 645,108
Privia Health Group, Inc.
(a)
40,687 797,058
Progress Software Corp. 16,074 856,905
PubMatic, Inc., Class A
(a)
21,430 508,320
Sapiens International Corp. NV 13,310 428,050
Simulations Plus, Inc. 4,910 202,046
SPS Commerce, Inc.
(a)
7,163 1,324,439
Verra Mobility Corp.
(a)
70,051 1,749,173
Vimeo, Inc.
(a)
57,105 233,559
Weave Communications, Inc.
(a)
28,190 323,621
Yext, Inc.
(a)
69,270 417,698
$ 21,595,210
Telecommunications - 0 .77%
Extreme Networks, Inc.
(a)
111,695 1,288,960
Globalstar, Inc.
(a)
320,594 471,273
IDT Corp., Class B 4,721 178,501
InterDigital, Inc. 17,211 1,832,283
Preformed Line Products Co. 1,044 134,332
Spok Holdings, Inc. 8,616 137,425
$ 4,042,774
Toys, Games & Hobbies - 0 .03%
JAKKS Pacific, Inc.
(a)
5,774 142,618
Transportation - 2 .48%
ArcBest Corp. 15,719 2,239,957
Ardmore Shipping Corp. 18,120 297,530
Costamare, Inc. 34,683 393,652
Covenant Logistics Group, Inc. 2,988 138,524
DHT Holdings, Inc. 59,535 684,652
Dorian LPG Ltd. 37,181 1,429,981
Forward Air Corp. 34,689 1,079,175
International Seaways, Inc. 15,264 812,045
Matson, Inc. 16,217 1,822,791
Nordic American Tankers Ltd. 94,909 372,043
Overseas Shipholding Group, Inc., Class A 11,128 71,219
Pangaea Logistics Solutions Ltd. 18,277 127,391
Safe Bulkers, Inc. 51,098 253,446
Scorpio Tankers, Inc. 30,418 2,176,408
COMMON STOCKS (continued) Shares Held Value
Transportation (continued)
Teekay Corp.
(a)
14,913 $ 108,567
Teekay Tankers Ltd., Class A 11,186 653,374
World Kinect Corp. 12,688 335,598
$ 12,996,353
Water - 0 .22%
Consolidated Water Co. Ltd. 13,496 395,568
SJW Group 12,989 735,047
$ 1,130,615
TOTAL COMMON STOCKS a $ 520,801,800
INVESTMENT COMPANIES - 0 .58 % Shares Held Value
Money Market Funds - 0 .58% - —
Principal Government Money Market Fund,
Class R-6 5.22%
(d),(e),(f)
875,775 $ 875,775
State Street Institutional U.S. Government
Money Market Fund, Premier Class 5.26%
(d)
2,145,163 2,145,163
TOTAL INVESTMENT COMPANIES a $ 3,020,938
Total Investments $ 523,822,738
Other Assets and Liabilities - (0.12%) (633,525)
TOTAL NET ASSETS - 100.00% $ 523,189,213
(a)
Non-income producing security.
(b)
The value of these investments was determined using significant unobservable inputs, in good faith by the Advisor, under procedures established and periodically reviewed by the Board of Trustees.
(c)
Security or a portion of the security was on loan. At the end of the period, the value of these securities totaled $869,890 or 0.17% of net assets.
(d)
1-day yield shown as of period end.
(e)
Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(f)
Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $875,775 or
0.17% of net assets.
Portfolio Summary
Sector Percent
Consumer, Non-cyclical 22.12%
Financial 20.17%
Industrial 17.14%
Consumer, Cyclical 12.35%
Technology 11.64%
Energy 7.64%
Communications 3.42%
Utilities 2.54%
Basic Materials 2.45%
Money Market Funds 0.58%
Government 0.07%
Other Assets and Liabilities (0.12)%
TOTAL NET ASSETS 100.00%
Affiliated Securities
June 30, 2023
Value
Purchases
Cost
Sales
Proceeds
March 31, 2024
Value
Principal Government Money Market Fund, Class R-6 5.22% $ 847,907 $ 10,941,271 $ 10,913,403 $ 875,775
$ 847,907 $ 10,941,271 $ 10,913,403 $ 875,775
a
a Income
(a)
Realized
Gain/(Loss) on
Investments
Realized Gain
from
Capital Gain
Distributions
Change in
Unrealized
Gain/(Loss)
Principal Government Money Market Fund, Class R-6 5.22% $ — $ — $ — $ —
$ — $ — $ — $ —
(a)
Amount excludes earnings from securities lending collateral.

Schedule of Investments
Principal Value ETF
March 31, 2024 (unaudited)
See accompanying notes.
COMMON STOCKS - 99 .46 % Shares Held Value
Aerospace & Defense - 1 .61% - —
L3Harris Technologies, Inc. 2,179 $ 464,345
Lockheed Martin Corp. 1,125 511,729
$ 976,074
Agriculture - 1 .29%
Altria Group, Inc. 10,706 466,996
Archer-Daniels-Midland Co. 5,015 314,992
$ 781,988
Apparel - 0 .83%
Tapestry, Inc. 10,556 501,199
Auto Manufacturers - 1 .01%
PACCAR, Inc. 4,928 610,530
Banks - 10 .44%
Bank of America Corp. 21,529 816,380
Bank of New York Mellon Corp. 8,830 508,785
Citizens Financial Group, Inc. 12,383 449,379
Comerica, Inc. 7,077 389,164
Fifth Third Bancorp 13,888 516,772
KeyCorp 32,396 512,181
M&T Bank Corp. 2,910 423,230
Northern Trust Corp. 4,792 426,105
PNC Financial Services Group, Inc. 3,337 539,259
Regions Financial Corp. 18,757 394,647
State Street Corp. 5,349 413,585
Truist Financial Corp. 13,226 515,549
Zions Bancorp NA 9,592 416,293
$ 6,321,329
Building Materials - 1 .60%
Johnson Controls International PLC 7,028 459,069
Masco Corp. 6,447 508,539
$ 967,608
Chemicals - 2 .41%
CF Industries Holdings, Inc. 4,774 397,244
Linde PLC 1,651 766,592
Mosaic Co. 9,086 294,932
$ 1,458,768
Commercial Services - 1 .46%
Automatic Data Processing, Inc. 2,001 499,730
Robert Half, Inc. 4,864 385,618
$ 885,348
Computers - 5 .97%
Accenture PLC, Class A 2,079 720,602
Apple, Inc. 12,218 2,095,143
Cognizant Technology Solutions Corp., Class A 5,853 428,967
HP, Inc. 12,197 368,593
$ 3,613,305
Distribution & Wholesale - 0 .68%
Pool Corp. 1,014 409,149
Diversified Financial Services - 4 .77%
Ameriprise Financial, Inc. 1,187 520,428
Discover Financial Services 3,824 501,288
Franklin Resources, Inc. 13,273 373,104
Intercontinental Exchange, Inc. 3,988 548,071
Nasdaq, Inc. 7,532 475,269
Synchrony Financial 10,941 471,776
$ 2,889,936
Electronics - 0 .74%
Allegion PLC 3,350 451,278
Environmental Control - 0 .86%
Republic Services, Inc. 2,726 521,865
Food - 2 .63%
Conagra Brands, Inc. 12,164 360,541
General Mills, Inc. 5,786 404,846
Hershey Co. 1,815 353,018
Kroger Co. 8,262 472,008
$ 1,590,413
Hand & Machine Tools - 0 .69%
Snap-on, Inc. 1,402 415,300
Healthcare - Products - 1 .64%
Abbott Laboratories 5,936 674,686
COMMON STOCKS (continued) Shares Held Value
Healthcare - Products (continued)
Dentsply Sirona, Inc. 9,552 $ 317,031
$ 991,717
Healthcare - Services - 0 .62%
Quest Diagnostics, Inc. 2,820 375,370
Home Builders - 0 .93%
PulteGroup, Inc. 4,652 561,124
Household Products & Wares - 0 .76%
Avery Dennison Corp. 2,058 459,449
Insurance - 7 .24%
Allstate Corp. 3,668 634,601
American International Group, Inc. 6,967 544,610
Chubb Ltd. 2,389 619,062
Cincinnati Financial Corp. 3,562 442,293
Hartford Financial Services Group, Inc. 5,317 547,917
Marsh & McLennan Cos., Inc. 2,604 536,372
MetLife, Inc. 6,562 486,310
Travelers Cos., Inc. 2,478 570,287
$ 4,381,452
Internet - 0 .36%
Amazon.com, Inc.
(a)
1,216 219,342
Iron & Steel - 0 .92%
Steel Dynamics, Inc. 3,740 554,380
Machinery - Construction & Mining - 1 .22%
Caterpillar, Inc. 2,014 737,990
Media - 2 .08%
Comcast Corp., Class A 13,845 600,181
Fox Corp., Class A 10,763 336,559
Fox Corp., Class B 11,260 322,261
$ 1,259,001
Miscellaneous Manufacturers - 1 .74%
A O Smith Corp. 5,211 466,176
Parker-Hannifin Corp. 1,055 586,359
$ 1,052,535
Oil & Gas - 8 .36%
APA Corp. 8,440 290,167
Chevron Corp. 4,776 753,366
Devon Energy Corp. 8,044 403,648
EQT Corp. 8,853 328,181
Exxon Mobil Corp. 9,049 1,051,856
Marathon Petroleum Corp. 3,033 611,150
Phillips 66 3,770 615,792
Pioneer Natural Resources Co. 1,843 483,787
Valero Energy Corp. 3,083 526,237
$ 5,064,184
Packaging & Containers - 1 .68%
Packaging Corp. of America 2,516 477,487
Westrock Co. 10,972 542,565
$ 1,020,052
Pharmaceuticals - 3 .35%
Bristol-Myers Squibb Co. 8,830 478,851
Cencora, Inc. 2,145 521,213
CVS Health Corp. 6,635 529,208
Pfizer, Inc. 17,979 498,917
$ 2,028,189
Pipelines - 0 .76%
Williams Cos., Inc. 11,892 463,431
REITs - 7 .71%
Alexandria Real Estate Equities, Inc. 3,166 408,129
Essex Property Trust, Inc. 1,554 380,435
Extra Space Storage, Inc. 3,041 447,027
Host Hotels & Resorts, Inc. 23,063 476,943
Invitation Homes, Inc. 11,175 397,942
Kimco Realty Corp. 18,516 363,099
Mid-America Apartment Communities, Inc. 2,654 349,213
Prologis, Inc. 4,269 555,909
Simon Property Group, Inc. 3,488 545,837
UDR, Inc. 9,488 354,946
VICI Properties, Inc. 13,057 388,968
$ 4,668,448

Schedule of Investments
Principal Value ETF
March 31, 2024 (unaudited)
See accompanying notes.
COMMON STOCKS (continued) Shares Held Value
Retail - 4 .60%
Best Buy Co., Inc. 4,801 $ 393,826
Darden Restaurants, Inc. 2,405 401,996
Genuine Parts Co. 2,473 383,142
Home Depot, Inc. 2,548 977,413
Lowe's Cos., Inc. 2,481 631,985
$ 2,788,362
Semiconductors - 6 .89%
Analog Devices, Inc. 2,710 536,011
Broadcom, Inc. 1,035 1,371,800
Microchip Technology, Inc. 5,175 464,249
QUALCOMM, Inc. 4,757 805,360
Skyworks Solutions, Inc. 3,574 387,136
Texas Instruments, Inc. 3,492 608,341
$ 4,172,897
Software - 5 .52%
Fidelity National Information Services, Inc. 7,225 535,951
Microsoft Corp. 5,684 2,391,372
Paychex, Inc. 3,358 412,362
$ 3,339,685
Telecommunications - 0 .66%
Corning, Inc. 12,174 401,255
Transportation - 5 .43%
CH Robinson Worldwide, Inc. 3,938 299,839
CSX Corp. 14,586 540,703
Expeditors International of Washington, Inc. 3,286 399,479
FedEx Corp. 1,673 484,735
Norfolk Southern Corp. 1,989 506,937
COMMON STOCKS (continued) Shares Held Value
Transportation (continued)
Union Pacific Corp. 2,460 $ 604,988
United Parcel Service, Inc., Class B 3,053 453,767
$ 3,290,448
TOTAL COMMON STOCKS a $ 60,223,401
INVESTMENT COMPANIES - 0 .32 % Shares Held Value
Money Market Funds - 0 .32% - —
State Street Institutional U.S. Government
Money Market Fund, Premier Class 5.26%
(b)
195,970 $ 195,970
TOTAL INVESTMENT COMPANIES a $ 195,970
Total Investments $ 60,419,371
Other Assets and Liabilities - 0.22% 131,630
TOTAL NET ASSETS - 100.00% $ 60,551,001
(a)
Non-income producing security.
(b)
1-day yield shown as of period end.
Portfolio Summary
Sector Percent
Financial 30.16%
Technology 18.38%
Industrial 15.57%
Consumer, Non-cyclical 11.75%
Energy 9.12%
Consumer, Cyclical 8.05%
Basic Materials 3.33%
Communications 3.10%
Money Market Funds 0.32%
Other Assets and Liabilities 0.22%
TOTAL NET ASSETS 100.00%

Principal Exchange-Traded Funds
March 31, 2024 (unaudited)
1. Security Valuation
The Funds may invest in series of Principal Funds, Inc. and other investment funds, which may include money market funds and other registered open-end investment companies. Investments in registered open-end investment companies are valued at the respective fund’s closing net asset value (“NAV”) per share on the day of valuation.
The Funds value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price.
If no sales are reported, as is regularly the case for some securities traded over-the-counter (“OTC”), securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors and other market conditions to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Principal Global Investors, LLC (“the Advisor”) under procedures established and periodically reviewed by the Board of Trustees.
The value of foreign securities used in computing the NAV per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the
Fund’s NAV are reflected in the Fund’s NAV and these securities are valued at fair value. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value including, but not limited to, price movements in
American Depository Receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine NAV, for example, weekends and other customary national U.S. holidays, the Fund’s NAV could be significantly affected on days when shares are not able to be issued or redeemed by Authorized Participants (“APs”).
Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Advisor, or any sub-advisor, is authorized to make such determinations subject to such oversight by the Board of Trustees, as may occasionally be necessary.
2. Fair Valuation
Fair value is defined as the price that the Funds would receive upon selling a security or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 — Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in this category include listed equities and listed derivatives.
Level 2 — Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include certain corporate bonds, senior floating rate interests, OTC derivatives, mortgage- backed securities and municipal bonds.
Level 3 — Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments).
Investments which are generally included in this category include certain corporate bonds and certain common stocks.

Principal Exchange-Traded Funds
March 31, 2024 (unaudited)
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Funds’ own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date, to the extent available.
Investments which are included in the Level 3 category may be valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices.
Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement.
The fair values of these entities are dependent on economic, political and other considerations. The values of the underlying investee entities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, pandemics, accidents, conflicts, etc.).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.
During the period there were no significant purchases, sales, or transfers into or out of Level 3.
The following is a summary of the inputs used as of March 31, 2024, in valuing the Funds’ securities carried at fair value:
Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Principal Active High Yield ETF
Bonds
*
$ — $ 147,960,853 $ — $ 147,960,853
Senior Floating Rate Interests
*
— 9,557,580 — 9,557,580
U.S. Government & Government Agency Obligations
*
— 1,535,766 — 1,535,766
Investment Companies
*
14,024,102 — — 14,024,102
Total investments in securities $ 14,024,102 $ 159,054,199 $ — $ 173,078,301
Principal Focused Blue Chip ETF
Common Stocks
*
38,067,867 — — 38,067,867
Investment Companies
*
5,611 — — 5,611
Total investments in securities $ 38,073,478 $ — $ — $ 38,073,478
Principal Healthcare Innovators ETF
Common Stocks
*
Basic Materials 45,342 — — 45,342
Consumer, Non-cyclical 44,357,785 — 3,797 44,361,582
Industrial 111,634 — — 111,634
Technology 13,142 — — 13,142
Investment Companies
*
1,212,090 — — 1,212,090
Total investments in securities $ 45,739,993 $ — $ 3,797 $ 45,743,790
Principal Investment Grade Corporate Active ETF
Bonds
*
— 76,421,779 — 76,421,779
Investment Companies
*
1,041,151 — — 1,041,151
Total investments in securities $ 1,041,151 $ 76,421,779 $ — $ 77,462,930
2. Fair Valuation (continued)

Principal Exchange-Traded Funds
March 31, 2024 (unaudited)
The Funds’ Schedules of Investments for the period ended March 31, 2024 has not been audited. This report is provided for the general information of the Funds’ shareholders. For more information regarding the Funds and their holdings, please see the Funds’ prospectus.
Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Principal Investment Grade Corporate Active ETF (continued)
Derivatives Assets
Interest Rate Contracts
Futures $ 32,862 $ — $ — $ 32,862
Derivatives Liabilities
Interest Rate Contracts
Futures (6,795) — — (6,795)
Principal Quality ETF
Common Stocks
*
48,651,584 — — 48,651,584
Investment Companies
*
94,330 — — 94,330
Total investments in securities $ 48,745,914 $ — $ — $ 48,745,914
Principal Real Estate Active Opportunities ETF
Common Stocks
*
9,272,699 — — 9,272,699
Investment Companies
*
115,696 — — 115,696
Total investments in securities $ 9,388,395 $ — $ — $ 9,388,395
Principal Spectrum Preferred Securities Active ETF
Bonds
*
— 838,793,745 — 838,793,745
Investment Companies
*
5,886,783 — — 5,886,783
Total investments in securities $ 5,886,783 $ 838,793,745 $ — $ 844,680,528
Principal Spectrum Tax-Advantaged Dividend Active ETF
Preferred Stocks
*
1,797,823 — — 1,797,823
Bonds
*
— 21,786,532 — 21,786,532
Investment Companies
*
280,874 — — 280,874
Total investments in securities $ 2,078,697 $ 21,786,532 $ — $ 23,865,229
Principal U.S. Mega-Cap ETF
Common Stocks
*
2,268,060,123 — — 2,268,060,123
Investment Companies
*
5,662,432 — — 5,662,432
Total investments in securities $ 2,273,722,555 $ — $ — $ 2,273,722,555
Principal U.S. Small-Cap ETF
Common Stocks
*
Basic Materials 12,783,506 — — 12,783,506
Communications 17,931,625 — — 17,931,625
Consumer, Cyclical 64,611,589 — — 64,611,589
Consumer, Non-cyclical 115,742,925 — 3,863 115,746,788
Energy 39,994,417 — — 39,994,417
Financial 105,555,074 — — 105,555,074
Government 370,546 — — 370,546
Industrial 89,657,703 — — 89,657,703
Technology 60,881,064 — — 60,881,064
Utilities 13,269,488 — — 13,269,488
Investment Companies
*
3,020,938 — — 3,020,938
Total investments in securities $ 523,818,875 $ — $ 3,863 $ 523,822,738
Principal Value ETF
Common Stocks
*
60,223,401 — — 60,223,401
Investment Companies
*
195,970 — — 195,970
Total investments in securities $ 60,419,371 $ — $ — $ 60,419,371
* For additional detail regarding sector and/or sub-industry classifications, please see the Schedules of Investments.
2. Fair Valuation (continued)